The Eaton Vance Municipals Trust for California, Florida, Massachusetts, Mississippi, New York, Ohio, Rhode Island & West Virginia Municipals Funds [LOGO]

Annual Shareholder Report
September 30, 1996


--------------------------------------------------------------------------------
Investment Management
--------------------------------------------------------------------------------

FUNDS
-----


OFFICERS
--------

THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES
--------------------

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

NORTON H. REAMER
President and Director,
United Asset Management Corporation

JOHN L. THORNDIKE
Director,
Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Adviser
and Consultant

--------------------------------------------------------------------------------

PORTFOLIOS
----------



OFFICERS
--------

THOMAS J. FETTER
President and Portfolio Manager of Florida and Ohio Municipals Portfolios

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President and Portfolio Manager
of Massachusetts Municipals Portfolio

NICOLE ANDERES
Vice President and Portfolio Manager
of New York and Rhode Island
Municipals Portfolios

TIMOTHY T. BROWSE
Vice President and Portfolio Manager
of West Virginia Municipals Portfolio

CYNTHIA J. CLEMSON
Vice President and Portfolio Manager
of California and Mississippi
Municipals Portfolios

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS


INDEPENDENT TRUSTEES
--------------------

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

NORTON H. REAMER
President and Director,
United Asset Management Corporation

JOHN L. THORNDIKE
Director,
Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Advisor
and Consultant

                        California Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               COGENERATION - 6.0%
NR        BBB-       $ 4,985   Central Valley Financing
                               Authority, Carson Ice,
                               6.20%, 7/1/20            $   4,965,957
NR        BBB-        10,900   Sacramento Cogeneration
                               Authority, Procter &
                               Gamble, 6.50%, 7/1/21       11,126,611
NR        BBB-         6,000   Sacramento Power
                               Authority, Cogeneration
                               Project, 6.00%, 7/1/22       5,823,420
                                                         ------------
                                                        $  21,915,988
                                                         ------------
                               ESCROWED - 17.1%
NR        NR         $ 1,575   Fontana Public Financing
                               Authority, 7.75%,
                               12/1/20                  $   1,829,347
NR        NR           4,000   Huntington Beach Public
                               Financing Authority,
                               8.375%, 5/1/18               4,333,480
NR        BBB          3,190   Orange Cove Irrigation
                               District COP, 6.625%,
                               2/1/17                       3,493,018
Aaa       AAA          6,400   Port of Oakland, (BIGI)
                               0%, 11/1/15                  3,955,264
NR        NR           3,000   Poway Redevelopment
                               Agency, 7.75%, 12/15/21      3,494,880
NR        BBB          2,000   City of Rancho Mirage,
                               Joint Power Financing
                               Authority, 7.50%, 4/1/17     2,270,040
NR        A-           2,360   Richmond Joint Power
                               Financing Authority,
                               7.00%, 5/15/07               2,599,092
Aaa       AAA          8,000   County of Sacramento,
                               SFMR, (AMT), (GNMA)
                               8.125%, 7/1/16 (2)          10,058,640
Aaa       AAA         14,285   County of Sacramento,
                               SFMR, (AMT), (GNMA)
                               8.50%, 11/1/16              18,721,492
Aaa       AAA          6,000   County of Sacramento,
                               SFMR, (AMT), (GNMA)
                               8.25%, 1/1/21                7,758,600
Aaa       AAA          3,000   City and County of San
                               Francisco Sewer System,
                               (AMBAC), Variable,
                               10/1/21 (1)                  3,450,540
                                                         ------------
                                                        $  61,964,393
                                                         ------------
                               GENERAL OBLIGATION - 1.3%
Aa        AA         $ 5,000   East Bay Municipal
                               Utilities District,
                               5.00%, 4/1/15            $   4,592,350
                                                         ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               HOSPITALS - 2.3%
Ba        NR         $ 1,000   City of San Bernadino,
                               San Bernadino Community
                               Hospital, 7.875%,
                               12/1/08                  $   1,009,700
Ba        NR           3,000   City of San Bernadino,
                               San Bernadino Community
                               Hospital, 7.875%,
                               12/1/19                      3,029,100
NR        BBB+         2,700   City of Stockton,
                               Dameron Hospital
                               Association, 8.30%,
                               12/1/14                      2,812,509
NR        BBB-         1,500   City of Woodland,
                               Woodland Memorial
                               Hospital, 8.20%, 8/1/15      1,585,725
                                                         ------------
                                                        $   8,437,034
                                                         ------------
                               HOUSING - 7.7%
NR        NR         $ 2,000   Los Angeles County,
                               Corporate Fund Housing
                               Authority, 10.50%,
                               12/1/29                  $   2,044,680
NR        A+           1,785   City of Oakland, Housing
                               Finance Agency (HFA),
                               7.10%, 1/1/10                1,829,286
Aa        AA-          2,500   California HFA, 8.20%,
                               8/1/17                       2,594,550
Aa        AA-          1,270   California HFA, (AMT),
                               8.60%, 8/1/19                1,326,490
Aa        AA-          3,575   California HFA, (AMT),
                               7.375%, 8/1/11               3,724,542
Aa        AA-          6,345   California HFA, (AMT),
                               (FHA) 7.65%, 8/1/23          6,629,066
Aa        AA-          4,730   California HFA, (AMT),
                               7.40%, 8/1/26                4,987,738
Aa        AA-          3,845   California HFA, (AMT),
                               7.50%, 8/1/25                4,080,391
A1        NR             795   Los Angeles County,
                               SFMR, 7.875%, 8/1/16           808,077
                                                         ------------
                                                        $  28,024,820
                                                         ------------
                               INSURED EDUCATION - 0.8%
Aaa       AAA        $ 3,330   University of
                               California, Multiple
                               Purpose Project, (MBIA)
                               4.75%, 9/1/21            $   2,868,162
                                                         ------------
                               INSURED LEASE/CERTIFICATE OF
                               PARTICIPATION - 5.0%
Aaa       AAA        $ 3,300   California Statewide
                               Communities Development
                               Authority, Motion
                               Picture and Television
                               Fund, (AMBAC), Variable,
                               1/1/24 (1)               $   2,991,153

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED LEASE/CERTIFICATE OF
                               PARTICIPATION - (CONTINUED)
Aaa       AAA          7,700   Moulton Niguel Water
                               District, (AMBAC) 4.80%,
                               9/1/17                       6,765,143
Aaa       AAA          4,350   City of Stockton,
                               Wastewater Treatment
                               Plant, (FGIC) 6.80%,
                               9/1/24                       4,806,533
Aaa       AAA         13,985   Visalia Unified School
                               District, (MBIA) 0%,
                               12/1/17                      3,501,284
                                                         ------------
                                                        $  18,064,113
                                                         ------------
                               INSURED SPECIAL TAX - 2.3%
Aaa       AAA        $ 4,850   City of San Jose
                               Redevelopment Agency,
                               (MBIA) 4.75%, 8/1/24     $   4,174,298
Aaa       AAA          2,000   Thousand Oaks
                               Redevelopment Agency,
                               (MBIA) 5.375%, 12/1/25       1,891,660
Aaa       AAA          2,500   Los Angeles County Metro
                               Trans Authority, (AMBAC)
                               5.25%, 7/1/23                2,326,875
                                                         ------------
                                                        $   8,392,833
                                                         ------------
                               INSURED TRANSPORTATION - 3.9%
Aaa       AAA        $ 8,000   City and County of San
                               Francisco Airport,
                               (MBIA) 6.75%, 5/1/13     $   8,745,440
Aaa       AAA          3,500   City and County of San
                               Francisco Airport,
                               (AMT), (MBIA) 5.625%,
                               5/1/21                       3,415,615
Aaa       AAA         10,000   Port of Oakland, (AMT),
                               (BIGI), 0%, 11/1/19          1,866,400
                                                         ------------
                                                        $  14,027,455
                                                         ------------
                               INSURED UTILITIES - 5.7%
Aaa       AAA        $ 8,000   Northern California
                               Power Agency, (MBIA),
                               Variable, 8/1/25 (1)     $   8,969,360
Aaa       AAA          3,500   Sacramento Municipal
                               Utilities District,
                               (MBIA) 6.375%, 8/15/22       3,679,445
Aaa       AAA          2,000   Southern California
                               Public Power Authority,
                               (FGIC), Variable, 7/1/12
                               (1)                          1,844,580
Aaa       AAA          6,915   Southern California
                               Public Power Authority,
                               (MBIA), 5.00%, 1/1/20        6,245,697
                                                         ------------
                                                        $  20,739,082
                                                         ------------
                               INSURED WATER & SEWER - 3.4%
Aaa       AAA        $ 5,000   East Bay Municipal
                               Utility District,
                               (MBIA), Variable, 6/1/08
                               (1)                      $   4,799,850
Aaa       AAA          5,000   San Diego Public Finance
                               Authority, (FGIC) 5.00%,
                               5/15/25                      4,502,100

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Aaa       AAA          3,000   San Diego County Water
                               Authority, (FGIC),
                               Variable, 4/22/09 (1)        3,119,850
                                                         ------------
                                                        $  12,421,800
                                                         ------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 21.8%
A1        A-         $ 8,000   California Public Works,
                               University of
                               California, 5.50%,
                               6/1/14                   $   7,736,240
A1        A-           6,500   California Public Works,
                               University of
                               California, 5.00%,
                               6/1/23                       5,671,185
A1        A-           3,000   California Public Works,
                               University of
                               California, 5.50%,
                               6/1/10                       2,977,560
A         A-           3,500   California Public Works,
                               Susanville Prison,
                               5.375%, 6/1/18               3,236,415
A         A-           2,800   California Public Works,
                               State Prison System,
                               5.375%, 6/1/12               2,634,464
A1        A-           5,000   California Public Works,
                               University of
                               California, 5.25%,
                               6/1/20                       4,587,850
A1        A-          14,025   California Public Works,
                               University of
                               California, 5.50%,
                               6/1/19                      13,144,651
Aaa       AAA          6,850   California Statewide
                               Public Works, J. Paul
                               Getty Trust, 5.00%,
                               10/1/23                      6,115,543
A         BBB          2,750   City of Inglewood, Civic
                               Center Improvement,
                               7.00%, 8/1/19                2,862,860
Baa1      BBB          3,100   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/20                     649,295
Baa1      BBB          5,115   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/16                   1,412,558
Baa1      BBB          1,925   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/17                     492,627
Baa1      BBB          5,000   County of Los Angeles,
                               Disney Parking Project,
                               0%, 9/1/17                   1,237,550
Baa1      BBB          5,370   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/18                   1,285,471
Baa1      BBB          6,925   County of Los Angeles,
                               Disney Parking Project,
                               0%, 9/1/20                   1,402,867

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - (CONTINUED)
Baa1      BBB          1,000   County of Los Angeles,
                               Disney Parking Project,
                               6.50%, 3/1/23                1,010,230
NR        NR           7,000   County of Los Angeles,
                               Marina Del Rey, 6.50%,
                               7/1/08                       7,054,740
A1        A+           5,000   Pasadena Parking
                               Facility Project, 6.25%,
                               1/1/18                       5,228,400
Aa        A+           4,000   City of Sacramento
                               Financing Authority,
                               5.40%, 11/1/20               3,793,560
A         A            3,000   San Bernadino Joint
                               Power Financing
                               Authority, 5.50%,
                               12/1/20                      2,846,250
Aa        AA           4,425   Orange County Water
                               District, 5.00%, 8/15/18     3,879,883
                                                         ------------
                                                        $  79,260,199
                                                         ------------
                               NURSING HOME - 0.9%
NR        NR         $ 3,170   City of Banning, San
                               Gorgonio Pass
                               Convalescent, (AMT),
                               9.50%, 12/1/11           $   3,269,538
                                                         ------------
                               SOLID WASTE - 0.4%
Aaa       AAA        $ 1,500   Inland Empire Solid
                               Waste Finance Authority
                               (FSA) 6.25%, 8/1/11      $   1,562,265
                                                         ------------
                               SPECIAL TAX - 12.8%
NR        NR         $ 3,000   Lincoln Unified School
                               District, 7.625%, 9/1/21 $   3,449,850
NR        NR           3,000   Riverside County
                               Community Facilities
                               District, 7.55%, 9/1/17      3,046,080
NR        NR             910   City of Fairfield, North
                               Cordelia District,
                               8.00%, 9/2/11                  938,492
NR        NR           2,060   City of Fairfield, North
                               Cordelia District,
                               7.375%, 9/2/18               2,106,123
NR        NR           2,915   City of Commerce, Joint
                               Power Financing
                               Authority, 8.00%, 3/1/22     3,061,683
NR        BBB          5,000   Contra Costa County,
                               Public Financing
                               Authority, 7.10%, 8/1/22     5,212,250
NR        BBB          3,910   City of Fontana, Public
                               Financing Authority,
                               7.00%, 9/1/21                3,986,675
NR        BBB          8,220   Fontana Redevelopment
                               Agency, Jurupa Hills,
                               7.00%, 10/1/14               8,431,912

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
NR        BBB          2,500   City of Pittsburg
                               Redevelopment Agency,
                               7.40%, 8/15/20               2,624,650
NR        BBB            600   City of Rancho Mirage,
                               Joint Power Financing
                               Authority, 7.50%, 4/1/17       634,704
NR        BBB          2,500   Riverside County
                               Redevelopment Agency,
                               7.50%, 10/1/26               2,632,975
NR        BBB          5,605   San Carlos Redevelopment
                               Agency, 7.10%, 9/1/17        5,828,247
NR        NR           1,400   City of Simi Valley
                               Community Development,
                               Sycamore Plaza II,
                               8.20%, 9/1/12                1,405,670
Baa       BBB+         3,000   Westminster
                               Redevelopment Agency,
                               Community Redevelopment
                               Project, 7.30%, 8/1/21       3,237,570
                                                         ------------
                                                        $  46,596,881
                                                         ------------
                               TRANSPORTATION - 6.8%
NR        BBB        $ 3,050   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23    $   3,105,571
Aa        AA-          2,000   City of Long Beach
                               Harbor Revenue Bonds,
                               (AMT), 7.25%, 5/15/19        2,109,980
A1        A-           1,400   County of Orange,
                               California Airport
                               Revenue Bonds, 8.125%,
                               7/1/16                       1,448,244
NR        NR          12,000   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road
                               Revenue Bonds, 0%,
                               1/1/14                       3,916,200
NR        NR           5,765   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road
                               Revenue Bonds, 0%,
                               1/1/26                         853,393
NR        NR          35,975   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road
                               Revenue Bonds, 0%,
                               1/1/27                       4,988,653
NR        NR           4,940   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road
                               Revenue Bonds, 7.00%,
                               1/1/30                       5,168,722
Baa1      BBB          1,500   Stockton Port District,
                               7.95%, 1/1/05                1,567,755
Baa1      BBB          1,500   Stockton Port District,
                               8.10%, 1/1/14                1,579,334
                                                         ------------
                                                        $  24,737,852
                                                         ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               UTILITIES - 1.8%
A2        A          $ 4,100   California PCR Finance
                               Authority, San Diego Gas
                               and Electric, 5.90%,
                               6/1/14                   $   4,222,467
Aa        A+           7,070   Southern California
                               Public Power Authority,
                               0%, 7/1/15                   2,296,409
                                                         ------------
                                                        $   6,518,876
                                                         ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $337,396,359)      $ 363,393,641
                                                         ============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 31.2% of the securities in the portfolio of investments are backed by bond insurance of financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.4% to 10.3% of total investments.

                       See notes to financial statements

                          Florida Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               ASSISTED LIVING - 0.6%
NR        NR         $ 3,445   North Miami Florida
                               Health Care
                               Facilities-The Imperial
                               Club Project 9.25%,
                               1/1/13
                                                        $   3,750,020
                                                        -------------
                               COGENERATION - 3.2%
Baa3      BBB-       $ 7,275   Martin County, Indian
                               Town Project, (AMT),
                               7.875%, 12/15/25         $   8,241,993
NR        NR           3,100   Palm Beach County,
                               Okeelanta Power L.P.
                               Project (AMT), 6.85%,
                               2/15/21                      2,749,948
NR        NR           9,250   Palm Beach County,
                               Osceola Power L.P.
                               Project (AMT), 6.95%,
                               1/1/22                       8,247,485
                                                        -------------
                                                        $  19,239,426
                                                        -------------
                               EDUCATION - 1.0%
NR        AAA        $ 5,500   Volusia County
                               Educational Facilities,
                               Embry-Riddle
                               Aeronautical University
                               Project (CLEE), 6.625%,
                               4/15/22                  $   5,875,210
                                                        -------------
                               ESCROWED - 7.4%
Aaa       AAA        $ 9,225   Dade County, Baptist
                               Hospital of Miami
                               Project, 5.75%, 5/1/21   $   9,285,055
Aaa       AAA          5,000   Florida Municipal Power
                               Agency Stanton II
                               Project (AMBAC),
                               Variable, 10/1/20 (1)        6,048,900
NR        NR           1,675   Mid-Bay Bridge
                               Authority, 6.875%,
                               10/1/22                      1,902,901
A         A            7,255   Hillsborough FL Capital
                               Improvement-Museum of
                               Science, 6.45%, 1/1/22       7,779,754
Aaa       AAA          2,000   Orlando & Orange County
                               Expressway Authority
                               (FGIC), 8.25%, 7/1/14        2,623,300
Aaa       AAA          5,600   St. Lucie FL Utility
                               System, 6.00%, 10/1/20       5,818,176
A         NR           9,810   City of Venice Health
                               Facilities, 5.75%,
                               12/1/24                     10,428,422
                                                        -------------
                                                        $  43,886,508
                                                        -------------
                               GENERAL OBLIGATION - 10.0%
Aa        AA         $22,000   Florida Board of
                               Education, 4.75%, 6/1/22 $  18,986,220
Aa        AA          15,235   Florida Board of
                               Education, 5.00%, 6/1/20    13,894,471
Aa        AA           8,000   Florida Board of General
                               Services, 6.60%, 7/1/17      8,679,200
NR        BBB          5,700   Guam Government, 5.40%,
                               11/15/18                     5,167,335

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Baa1      A            3,000   Puerto Rico, 6.50%,
                               7/1/23                       3,202,650
Baa1      A            3,235   Puerto Rico Public
                               Building Authority,
                               5.50%, 7/1/21                3,059,340
Baa1      A            7,350   Puerto Rico Public
                               Building Authority,
                               5.70%, 7/1/09                7,369,037
                                                        -------------
                                                        $  60,358,253
                                                        -------------
                               HOSPITAL REVENUE - 3.1%
NR        BBB+       $ 3,600   Escambia County Health
                               Facilities Authority,
                               Baptist Hospital, Inc.
                               and The Baptist Manor,
                               Inc., 6.75%, 10/1/14     $   3,702,456
NR        BBB+         9,995   Escambia County Health
                               Facilities Authority,
                               Baptist Hospital, Inc.,
                               6.00%, 10/1/14               9,550,722
NR        AA+          4,750   Jacksonville Health
                               Facilities Finance
                               Authority, St. Luke's
                               Hospital Association
                               Project, 6.75%, 11/15/13     5,085,445
                                                        -------------
                                                        $  18,338,623
                                                        -------------
                               HOUSING - 13.6%
NR        AAA        $   630   Broward County HFA SFMR
                               (GNMA), (AMT), 7.35%,
                               3/1/23                   $     652,327
NR        AAA          1,300   Clay County HFA MFMR
                               (GNMA), 7.40%, 12/1/25       1,373,021
Aaa       NR           2,750   Clay County HFA SFMR
                               (GNMA), (AMT), 6.55%,
                               3/1/28                       2,770,405
Aaa       NR             290   Dade County HFA SFMR
                               (GNMA), 7.10%, 3/1/17          301,678
Aaa       NR           1,090   Dade County HFA SFMR
                               (AMT), 7.75%, 9/1/22         1,142,843
Aaa       NR           1,160   Dade County HFA SFMR
                               (GNMA), (AMT), 7.25%,
                               9/1/23                       1,213,569
Aaa       NR              75   Dade County HFA SFMR
                               (GNMA), 7.00%, 3/1/24           77,888
NR        AAA          5,100   Dade County HFA SFMR
                               (GNMA), (AMT) 6.55%,
                               10/1/27                      5,185,017
NR        AAA          5,850   Dade County HFA SFMR
                               (GNMA), (AMT) 6.70%,
                               4/1/28                       6,041,237
Aaa       NR           2,540   Escambia County HFA SFMR
                               (GNMA), (AMT), 7.40%,
                               10/1/23                      2,636,418
Aaa       AAA          7,500   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.85%,
                               10/1/17                      7,589,400
Aaa       AAA          5,000   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.90%,
                               10/1/21                      5,059,450

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               HOUSING - (CONTINUED)
Aaa       AAA          6,250   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.95%,
                               10/1/27                      6,324,125
Aaa       AAA          9,245   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.20%,
                               4/1/22                       9,301,579
NR        AAA          1,125   Florida HFA (FHA),
                               6.35%, 6/1/14                1,169,651
Aa        AA           2,500   Florida HFA (AMT),
                               6.35%, 7/1/28                2,546,575
Aaa       NR             910   Hillsborough County HFA
                               SFMR (GNMA), (AMT),
                               7.875%, 5/1/23                 965,301
NR        AAA          1,695   Orange County HFA SFMR
                               (GNMA), (AMT), 7.375%,
                               9/1/24                       1,780,987
Aaa       NR          12,000   Orange County HFA SFMR
                               (GNMA), (AMT), 6.85%,
                               10/1/27                     12,483,840
NR        AAA          8,000   Orange County HFA SFMR
                               (GNMA), (AMT), 6.60%,
                               4/1/28                       8,200,720
Aaa       NR             845   Palm Beach County HFA
                               SFMR (GNMA), 7.60%,
                               3/1/23                         887,394
Aaa       NR           1,455   Polk County HFA SFMR
                               (GNMA), 7.15%, 9/1/23        1,524,753
Baa       BBB          1,400   Puerto Rico Urban
                               Renewal & Housing Corp,
                               7.875%, 10/1/04              1,538,908
Aaa       AAA            770   Puerto Rico Housing
                               Finance Corp SFMR
                               (GNMA), 7.65%, 10/15/22        810,372
                                                        -------------
                                                        $  81,577,458
                                                        -------------
                               INDUSTRIAL
                               DEVELOPMENT/POLLUTION
                               CONTROL REVENUE - 1.9%
Baa1      NR         $ 2,000   Escambia County Champion
                               International (AMT),
                               6.40%, 9/1/30            $   2,011,440
NR        NR           6,000   NJ EDA-Holt Hauling
                               Project (AMT), 9.75%,
                               12/15/16                     6,174,720
Baa1      BBB+         3,000   Puerto Rico Port
                               Authority Revenue,
                               6.25%, 6/1/26                3,034,350
                                                        -------------
                                                        $  11,220,510
                                                        -------------
                               INSURED HEALTHCARE -
                               0.1%
Aaa       AAA        $   500   Alachua County Health
                               Facility, Mental Health
                               Services Project (CGIC),
                               7.75%, 7/1/10            $     557,225
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED HOSPITAL - 6.8%
Aaa       AAA        $ 8,000   Charlotte County Health
                               Care, Bon-Secours Health
                               System Project (FSA),
                               Variable, 8/30/27 (1)    $   8,138,080
Aaa       AAA         23,355   Jacksonville, Health
                               Authority, Daughters of
                               Charity (MBIA), 5.00%,
                               11/15/15                    21,464,647
Aaa       AAA          2,000   Lee County, Memorial
                               Hospital (MBIA),
                               Variable, 4/1/20 (1)         2,228,860
Aaa       AAA          5,265   Orange County Health
                               Facilities Finance
                               Authority, Pooled
                               Hospital Loan
                               Program-Orlando Regional
                               Medical Center & Indian
                               River Memorial Hospital
                               (FGIC), 7.875%, 12/1/25      5,496,449
Aaa       AAA          3,000   Orange County Health
                               Facilities Authority
                               (MBIA), Variable,
                               10/1/21 (1)                  3,320,370
                                                        -------------
                                                        $  40,648,406
                                                        -------------
                               INSURED HOUSING - 2.7%
Aaa       AAA        $ 1,205   Brevard County HFA SFMR
                               (FSA), 7.00%, 3/1/13     $   1,266,708
Aaa       AAA          1,720   Duval County HFA SFMR
                               (FGIC), 7.35%, 7/1/24        1,843,771
Aaa       AAA          6,530   Florida HEFA, Maitland
                               Club Apartment Project
                               (AMBAC) (AMT), 6.875%,
                               8/1/26                       6,806,088
Aaa       AAA          3,000   Florida HFA, Brittany of
                               Rosemont Project (AMBAC)
                               (AMT), 6.875%, 8/1/26        3,115,290
Aaa       AAA          2,675   Lee County SCA MFMR
                               (FSA) (AMT), 7.05%,
                               1/1/30                       2,797,676
                                                        -------------
                                                        $  15,829,533
                                                        -------------
                               INSURED IDR/PCR - 1.5%
Aaa       AAA        $ 8,200   Citrus County PCR
                               (MBIA), 6.35%, 2/1/22    $   8,616,396
                                                        -------------
                               INSURED MISCELLANEOUS - 0.5%
Aaa       AAA        $ 2,000   Escambia County (MBIA),
                               7.20%, 1/1/15            $   2,134,080
Aaa       AAA            799   Osceola County IDA
                               Community Provider
                               Pooled Loan Program,
                               (CGIC), 7.75%, 7/1/10          846,093
                                                        -------------
                                                        $   2,980,173
                                                        -------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED SOLID WASTE - 0.3%
Aaa       AAA        $ 1,500   St. John's County Solid
                               Waste Disposal (FGIC),
                               7.25%, 11/1/10           $   1,664,595
                                                        -------------
                               INSURED SPECIAL TAX
                               REVENUE - 2.8%
Aaa       AAA        $ 3,835   Dade, Professional
                               Sports Franchise (MBIA),
                               0%, 10/1/23              $     804,430
Aaa       AAA          2,250   Dade, Convention Center
                               (AMBAC), 5.00%, 10/1/35      2,004,548
Aaa       AAA          1,000   City of Jacksonville
                               (FGIC) (AMT), 0%,
                               10/1/10                        448,650
Aaa       AAA          1,000   City of Jacksonville
                               (FGIC) (AMT), 0%,
                               10/1/11                        420,610
Aaa       AAA          2,000   City of Jacksonville
                               (FGIC) (AMT), 0%,
                               10/1/12                        787,860
Aaa       AAA          1,185   City of Opa-Locka
                               (FGIC), 7.0%, 1/1/14         1,338,588
Aaa       AAA          5,000   St. Petersburg Excise
                               Tax (FGIC), 5.00%,
                               10/1/16                      4,579,950
Aaa       AAA          2,000   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/10                        915,800
Aaa       AAA          1,760   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/12                        709,667
Aaa       AAA          2,840   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/14                      1,022,201
Aaa       AAA          4,000   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/15                      1,347,720
Aaa       AAA          4,140   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/16                      1,317,264
Aaa       AAA          2,525   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/17                        758,687
                                                        -------------
                                                        $  16,455,975
                                                        -------------
                               INSURED TRANSPORTATION - 6.7%
Aaa       AAA        $ 4,000   Dade County Aviation
                               Facilities (MBIA) (AMT),
                               6.55%, 10/1/13           $   4,288,880
Aaa       AAA          2,150   Dade County Aviation
                               Facilities (MBIA) (AMT),
                               6.60%, 10/1/23               2,298,157
Aaa       AAA          5,775   Dade County Aviation
                               Facilities (MBIA) (AMT),
                               6.00%, 10/1/24               5,853,829
Aaa       AAA          8,455   Florida State Turnpike
                               Authority (FGIC), 6.35%,
                               7/1/22                       8,835,136

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Aaa       AAA          8,600   Greater Orlando Aviation
                               Authority, Orlando
                               Airport Facilities
                               (FGIC), (AMT), 6.375%,
                               10/1/21 (2)                  8,979,690
Aaa       AAA         10,170   Orlando & Orange County
                               Expressway Authority
                               (FGIC), 5.125%, 7/1/20       9,413,250
                                                        -------------
                                                        $  39,668,942
                                                        -------------
                               INSURED UTILITIES - 3.8%
Aaa       AAA        $ 8,000   Florida Municipal Power
                               Agency Stanton II
                               Project (AMBAC), 4.50%,
                               10/1/27                  $   6,453,200
Aaa       AAA          7,770   Florida Municipal Power
                               Agency Stanton II
                               Project (AMBAC), 4.50%,
                               10/1/16                      6,649,333
Aaa       AAA          4,000   Lakeland Electric &
                               Water (FGIC), 6.00%,
                               10/1/13                      4,264,720
Aaa       AAA          1,540   Manatee County Public
                               Utility (FGIC), 0%,
                               10/1/12                        617,109
Aaa       AAA          2,150   Puerto Rico Electric
                               Power Authority (FSA),
                               Variable, 7/1/02 (1)         2,308,605
Aaa       AAA          2,200   Puerto Rico Electric
                               Power Authority (FSA),
                               Variable, 7/1/03 (1)         2,385,790
                                                        -------------
                                                        $  22,678,757
                                                        -------------
                               INSURED WATER & SEWER - 4.2%
Aaa       AAA        $11,450   Broward County Water &
                               Sewer (AMBAC), 5.125%,
                               10/1/15                  $  10,729,910
Aaa       AAA          9,500   Dade County Water and
                               Sewer System (FGIC),
                               5.00%, 10/1/13               8,909,955
Aaa       AAA          2,000   City of Fort Myers
                               Utility (FGIC), 5.00%,
                               10/1/16                      1,845,420
Aaa       AAA          4,000   Sanford Water and Sewer
                               (AMBAC), 4.50%, 10/1/21      3,350,520
                                                        -------------
                                                        $  24,835,805
                                                        -------------
                               LIFE CARE - 1.2%
NR        NR         $ 6,895   Atlantic Beach, Fleet
                               Landing Project, 8.00%,
                               10/1/24                  $   7,144,737
                                                        -------------
                               NURSING HOMES - 4.3%
NR        NR         $   300   Broward County
                               Industrial Development
                               Authority, Beverly
                               Enterprises-Florida,
                               Inc. Project, 9.80%,
                               11/1/10                  $     332,166
NR        NR             450   Charlotte County
                               Industrial Development
                               Authority, Beverly
                               Enterprises, 10.00%,
                               6/1/11                         507,812

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               NURSING HOMES - (CONTINUED)
NR        NR           6,520   Citrus County Industrial
                               Development Authority,
                               Beverly Enterprises,
                               7.25%, 4/1/03                6,597,784
NR        AAA          4,285   Dade, IDA-Club Care
                               Center Project (GNMA)
                               6.60%, 1/20/18               4,399,410
NR        AAA          5,075   Dade, IDA-Gramercy Park
                               Nursing Care Project
                               (FHA) 6.60%, 8/1/23          5,315,352
NR        NR           2,045   Highlands County
                               Industrial Development
                               Authority, Beverly
                               Enterprises-Florida,
                               Inc. Project, 9.25%,
                               7/1/07                       2,250,073
Baa1      NR           3,750   Jacksonville,
                               Health-Cypress Village
                               Project, 7.00%, 12/01/22     3,900,525
NR        NR             410   Okaloosa County, Beverly
                               Enterprises, 10.75%,
                               10/1/03                        436,087
NR        NR             680   Orange County Industrial
                               Development Authority,
                               Beverly Enterprises,
                               9.25%, 8/1/10                  749,496
NR        NR           1,000   Winter Garden, Beverly
                               Enterprises, 8.75%,
                               7/1/12                       1,089,190
                                                        -------------
                                                        $  25,577,895
                                                        -------------
                               POOLED LOANS - 0.9%
NR        NR         $ 5,000   Osceola County, IDA
                               Community Pooled Loan,
                               7.75%, 7/1/17            $   5,052,700
                                                        -------------
                               SOLID WASTE - 0.7%
A         A          $ 3,745   Broward County Waste
                               Energy Company, L.P.
                               North Project, 7.95%,
                               12/1/08                  $   4,125,155
                                                        -------------
                               SPECIAL TAX REVENUE - 7.7%
A1        A+         $ 8,020   Orange County 5.375%,
                               1/1/24                   $   7,462,129
A1        NR           3,000   City of Orlando, 6.00%,
                               10/1/22                      3,047,850
Baa1      A            7,410   Puerto Rico Highway &
                               Transportation
                               Authority, 5.50%, 7/1/19     7,085,368

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Baa1      A           10,135   Puerto Rico Highway &
                               Transportation
                               Authority, 5.00%, 7/1/22     8,995,117
Baa1      A           10,560   Puerto Rico Highway &
                               Transportation
                               Authority, 5.25%, 7/1/21     9,735,897
Baa1      A            4,750   Puerto Rico Highway &
                               Transportation
                               Authority, 5.00%, 7/1/36     4,148,745
Baa1      A            5,750   Puerto Rico Highway &
                               Transportation
                               Authority, 5.50%, 7/1/36     5,465,605
                                                        -------------
                                                        $  45,940,711
                                                        -------------
                               TRANSPORTATION - 1.7%
NR        NR         $10,140   Mid-Bay Bridge
                               Authority, 6.125%,
                               10/1/22                  $  10,157,238
                                                        -------------
                               UTILITIES - 12.9%
Aa        AA         $ 7,125   Gainesville Utility
                               System, 5.20%, 10/1/22   $   6,718,519
NR        BBB         27,825   Guam Power Authority,
                               5.25%, 10/1/23              24,283,156
Aa1       AA          34,005   Jacksonville Electric
                               Authority, Bulk Power
                               Supply System, Scherer 4
                               Project, 5.25%, 10/1/21     31,892,948
Aa1       AA           2,850   Orlando Utilities
                               Commission Water and
                               Electric, 5.125%,
                               10/1/19                      2,627,729
Aa        AA-          1,750   Orlando Utilities
                               Commission Water and
                               Electric, 5.25%, 10/1/23     1,623,983
Aa        AA-          2,965   Orlando Utilities
                               Commission Water and
                               Electric, 5.50%, 10/1/26     2,847,349
Baa1      BBB+         6,000   Puerto Rico Electric
                               Power Authority, 0%,
                               7/1/17                       1,749,540
Baa1      BBB+           185   Puerto Rico Electric
                               Power Authority, 7.125%,
                               7/1/14                         198,205
A1        AA           2,515   St. Lucie County Solid
                               Waste Disposal, Florida
                               Power & Light Company
                               (AMT), 6.70%, 5/1/27         2,644,196
NR        NR           2,000   Virgin Islands Water &
                               Power Authority, 7.40%,
                               7/1/11                       2,117,680
                                                        -------------
                                                        $  76,703,305
                                                        -------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               WATER & SEWER - 0.4%
Baa1      BBB+       $ 2,500   Hillsborough County
                               Utility, 6.625%, 8/1/11  $   2,636,250
                                                        -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $560,837,654)      $ 595,519,806
                                                        =============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 43.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.2% to 13.4% of total investments.

                       See notes to financial statements

                       Massachusetts Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               EDUCATION - 3.6%
Aa1       AA+        $ 1,625   Massachusetts Health and
                               Educational Facilities
                               Authority, HEFA, Amherst
                               College, 6.80%, 11/1/21  $   1,757,096
A1        A+             250   Massachusetts HEFA,
                               Tufts University, 7.75%,
                               8/1/13                         269,148
NR        BBB-         3,690   Massachusetts HEFA,
                               Merrimack College,
                               7.125%, 7/1/12               3,808,656
Aa1       AA           1,000   Massachusetts HEFA,
                               Williams College, 5.75%,
                               7/1/19                       1,010,110
Aa1       AA+          1,000   Massachusetts HEFA,
                               Wellesley College,
                               5.375%, 7/1/19                 953,870
A1        NR           2,000   New England Educational
                               Loan Marketing
                               Corporation, (AMT),
                               6.90%, 11/1/09               2,137,020
                                                        -------------
                                                        $   9,935,900
                                                        -------------
                               ESCROWED - 1.4%
NR        AAA        $10,000   Massachusetts General
                               Obligation Federal
                               Assisted Housing,
                               Section 8, 0%, 2/1/23    $   1,786,500
Baa1      AAA          1,900   Puerto Rico Aqueduct and
                               Sewer Authority,
                               Prerefunded to 7/1/98,
                               7.00%, 7/1/19                2,030,416
                                                        -------------
                                                        $   3,816,916
                                                        -------------
                               GENERAL OBLIGATIONS - 6.4%
Baa1      NR         $ 1,000   City of Lowell, 6.375%,
                               8/15/01                  $   1,060,880
A1        A+           3,400   Commonwealth of
                               Massachusetts, 5.00%,
                               1/1/12                       3,152,854
A1        A+           4,265   Massachusetts Bay
                               Transportation Authority
                               (MBTA), 5.50%, 3/1/21        4,045,523
A1        A+           1,000   MBTA, 5.90%, 3/1/12          1,020,180
NR        BBB          2,145   Government of Guam,
                               5.40%, 11/15/18              1,944,550
A         NR           3,375   Town of Nantucket,
                               6.80%, 12/1/11               3,693,870
Baa1      A              100   Puerto Rico Public
                               Buildings Authority,
                               5.50%, 7/1/21                   94,570
A1        A+             250   University of
                               Massachusetts Building
                               Authority, 7.20%, 5/1/04       282,750
NR        NR           2,350   Virgin Islands Public
                               Finance Authority,
                               7.25%, 10/1/18               2,500,635
                                                        -------------
                                                        $  17,795,812
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               HEALTH CARE - 1.3%
NR        AA         $ 1,485   Massachusetts HEFA,
                               (FHA), Deutsches
                               Altenheim, 7.70%,
                               11/1/31                  $   1,592,217
NR        AAA          2,100   Massachusetts Industrial
                               Finance Agency, IFA,
                               Heights Crossing, (AMT),
                               6.15%, 2/1/35                2,101,470
                                                        -------------
                                                        $   3,693,687
                                                        -------------
                               HOSPITALS - 11.8%
A         A          $ 3,000   Massachusetts HEFA,
                               Charlton Memorial
                               Hospital, 7.25%, 7/1/13  $   3,187,530
A1        A+             530   Massachusetts HEFA,
                               Spaulding Rehabilitation
                               Hospital, 7.625%, 7/1/21       560,157
Baa1      BBB+         2,000   Massachusetts HEFA, New
                               England Baptist
                               Hospital, 7.35%, 7/1/17      2,118,720
Aa        NR           3,100   Massachusetts HEFA,
                               Daughters of Charity
                               Health System, 6.10%,
                               7/1/14                       3,161,194
Baa       BBB          5,025   Massachusetts HEFA,
                               Sisters of Providence
                               Health System, 6.50%,
                               11/15/08                     5,030,779
Baa       BBB          2,085   Massachusetts HEFA,
                               Sisters of Providence
                               Health System, 6.625%,
                               11/15/22                     2,070,697
NR        A-           1,020   Massachusetts HEFA,
                               Jordan Hospital, 6.875%,
                               10/1/15                      1,059,627
NR        A-           2,870   Massachusetts HEFA,
                               Jordan Hospital, 6.875%,
                               10/1/22                      2,981,500
Baa       BB           5,500   Massachusetts HEFA,
                               Milford-Whitinsville
                               Hospital, 7.75%, 7/15/17     5,730,010
NR        BBB-         2,600   Massachusetts HEFA,
                               North Adams Hospital,
                               6.625%, 7/1/18               2,557,022
NR        NR           9,000   Massachusetts IFA,
                               Biomedical Research
                               Corporation, 0%, 8/1/09      4,051,349
                                                        -------------
                                                        $  32,508,585
                                                        -------------
                               HOUSING - 14.3%
NR        AAA        $ 2,750   Framingham Housing
                               Authority, (GNMA),
                               6.65%, 2/20/32           $   2,802,800
A1        A+           5,855   Massachusetts Housing
                               Finance Agency, HFA,
                               6.375%, 4/1/21               5,894,931
Aa        A+             400   Massachusetts HFA,
                               7.35%, 12/1/16                 422,956
Aaa       AAA          2,750   Massachusetts HFA,
                               (FNMA), 6.90%, 11/15/21      2,918,245

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               HOUSING - (CONTINUED)
Aaa       AAA          1,000   Massachusetts HFA,
                               (FNMA), 6.875%, 11/15/11     1,073,290
Aa        A+           2,795   Massachusetts HFA,
                               (AMT), 7.125%, 6/1/25        2,924,464
Aa        A+           1,500   Massachusetts HFA,
                               (AMT), 8.10%, 12/1/21        1,588,230
Aa        A+           2,195   Massachusetts HFA,
                               (AMT), 8.10%, 6/1/20         2,305,276
Aa        A+           7,250   Massachusetts HFA,
                               (AMT), 6.60%, 12/1/26        7,437,919
Aa        A+           6,400   Massachusetts HFA,
                               (AMT), 6.60%, 12/1/26        6,565,888
Aa        A+           5,500   Massachusetts HFA,
                               (AMT), 6.60%, 12/1/24        5,647,565
                                                        -------------
                                                        $  39,581,564
                                                        -------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL - 4.2%
NR        NR         $ 2,075   Massachusetts IFA,
                               Hingham Water Company,
                               (AMT), 6.60%, 12/1/15    $   2,124,115
NR        NR           3,000   Massachusetts IFA,
                               Hingham Water Company,
                               (AMT), 6.90%, 12/1/29        3,081,840
A1        AA-          1,550   Puerto Rico Industrial,
                               Medical and
                               Environmental Pollution
                               Control Authority, The
                               Upjohn Company, 7.50%,
                               12/1/23                      1,688,524
Baa3      BB+          1,000   Puerto Rico Port
                               Authority, American
                               Airlines, (AMT), 6.30%,
                               6/1/23                       1,012,520
Baa3      BB+          3,750   Puerto Rico Port
                               Authority, American
                               Airlines, (AMT), 6.25%,
                               6/1/26                       3,792,938
                                                        -------------
                                                        $  11,699,937
                                                        -------------
                               INSURED EDUCATION - 4.0%
Aaa       AAA        $   315   Massachusetts
                               Educational Finance
                               Authority, (MBIA),
                               (AMT), 7.25%, 1/1/09     $     332,360
Aaa       AAA          2,000   Massachusetts
                               Educational Finance
                               Authority, (AMBAC),
                               (AMT), 7.375%, 1/1/12        2,121,840
Aaa       AAA            250   Massachusetts HEFA,
                               Northeastern University,
                               (AMBAC), 7.50%, 10/1/08        268,828
Aaa       AAA            400   Massachusetts HEFA,
                               Boston University
                               "RIBS", (MBIA),
                               Variable, 10/1/31 (1)          452,008
Aaa       AAA          3,000   Massachusetts HEFA,
                               Tufts University,
                               (FGIC), 5.95%, 8/15/18       3,035,400
     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
NR        AAA          5,170   Massachusetts HEFA,
                               Wentworth Institute,
                               (CLEE), 5.50%, 10/1/23       4,806,963
                                                        -------------
                                                        $  11,017,399
                                                        -------------
                               INSURED GENERAL OBLIGATIONS - 1.2%
Aaa       AAA        $ 1,795   City of Boston, (FSA),
                               4.875%, 9/1/09           $   1,689,005
Aaa       AAA          1,000   Commonwealth of Puerto
                               Rico "RIBS", (AMBAC),
                               Variable, 7/1/15 (1)         1,016,500
Aaa       AAA            600   Town of Tyngsborough,
                               (AMBAC), 6.90%, 5/15/08        672,702
                                                        -------------
                                                        $   3,378,207
                                                        -------------
                               INSURED HOSPITALS - 12.9%
Aaa       AAA        $   750   Massachusetts HEFA,
                               Addison Gilbert
                               Hospital, (MBIA), 5.75%,
                               7/1/23                   $     730,943
Aaa       AAA            300   Massachusetts HEFA,
                               Berkshire Health
                               Systems, (MBIA), 7.60%,
                               10/1/14                        325,143
Aaa       AAA          3,750   Massachusetts HEFA, Beth
                               Israel Hospital,
                               (AMBAC), Variable,
                               7/1/25 (1)                   3,788,438
Aaa       AAA          1,500   Massachusetts HEFA,
                               Capital Assist Program,
                               (MBIA), 7.20%, 7/1/09        1,623,780
Aaa       AAA          2,050   Massachusetts HEFA,
                               Fallon Healthcare
                               System, (FSA), 6.75%,
                               6/1/20 (2)                   2,259,654
Aaa       AAA          2,500   Massachusetts HEFA,
                               Fallon Healthcare System
                               (FSA), 6.875%, 6/1/11        2,784,225
Aaa       AAA          2,040   Massachusetts HEFA,
                               Beverly Hospital,
                               (MBIA), 7.30%, 7/1/13        2,208,565
Aaa       AAA            500   Massachusetts HEFA,
                               Baystate Medical Center,
                               (FGIC), 5.00%, 7/1/20          448,730
Aaa       AAA          3,000   Massachusetts HEFA, The
                               Medical Center of
                               Central Massachusetts,
                               (AMBAC), "CARS",
                               Variable, 6/23/22 (1)        3,363,270
Aaa       AAA          2,000   Massachusetts HEFA, St.
                               Elizabeth Hospital
                               Issue, "LEVRRS", (FSA),
                               Variable, 8/15/21 (1)        2,274,120
Aaa       AAA          2,600   Massachusetts HEFA,
                               Saint Luke's Hospital,
                               "Yield Curve Notes",
                               (MBIA), Variable,
                               8/15/23 (1)                  2,542,150

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED HOSPITALS - (CONTINUED)
Aaa       AAA          2,600   Massachusetts HEFA,
                               Saint Luke's Hospital,
                               "Yield Curve Notes",
                               (MBIA), Variable,
                               8/15/13 (1)                  2,560,194
Aaa       AAA          1,200   Massachusetts HEFA,
                               University Hospital,
                               (MBIA), 7.25%, 7/1/19        1,314,864
Aaa       AAA          2,430   Massachusetts HEFA,
                               Lahey Clinic, (MBIA),
                               5.375%, 7/1/23               2,259,171
Aaa       AAA          1,000   Massachusetts HEFA, New
                               England Medical Center,
                               (FGIC), 6.50%, 7/1/12        1,051,970
NR        AAA          2,625   Massachusetts HEFA,
                               Winchester Hospital,
                               (CLEE), 5.75%, 7/1/14        2,570,453
NR        AAA          3,650   Massachusetts HEFA,
                               Winchester Hospital,
                               (CLEE), 5.75%, 7/1/24        3,507,978
                                                        -------------
                                                        $  35,613,648
                                                        -------------
                               INSURED HOUSING - 2.5%
Aaa       AAA        $ 2,500   Massachusetts HFA,
                               (AMT), (AMBAC), 6.40%,
                               12/1/15                  $   2,526,325
Aaa       AAA          2,000   Massachusetts HFA,
                               (AMBAC), 6.45%, 1/1/36       2,063,880
Aaa       AAA          2,225   Massachusetts HFA,
                               (AMT), (MBIA), 6.375%,
                               12/1/19                      2,238,773
                                                        -------------
                                                        $   6,828,978
                                                        -------------
                               INSURED TRANSPORTATION - 2.3%
Aaa       AAA        $ 5,860   Massachusetts Port
                               Authority, (AMT),
                               (FGIC), 7.50%, 7/1/20    $   6,396,659
                                                        -------------
                               INSURED UTILITY - 2.0%
Aaa       AAA        $ 5,610   Massachusetts Municipal
                               Wholesale Electric
                               Company, (MBIA), 6.00%,
                               7/1/18                   $   5,655,385
                                                        -------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 3.5%
NR        A-         $ 7,800   Plymouth County,
                               Massachusetts
                               Correctional Facility
                               Project, 7.00%, 4/1/22   $   8,549,346
NR        BBB          1,200   Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and
                               Environmental Control
                               Authority, Guaynabo
                               Lease, 5.625%, 7/1/22        1,095,912
                                                        -------------
                                                        $   9,645,258
                                                        -------------
     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               NURSING HOMES - 2.2%
NR        NR         $ 2,400   Massachusetts HEFA,
                               Fairview Care
                               Facilities, 10.25%,
                               1/1/21                   $   2,717,400
NR        NR           3,225   Massachusetts IFA, Age
                               Institute of
                               Massachusetts, 8.05%,
                               11/1/25                      3,234,740
                                                        -------------
                                                        $   5,952,140
                                                        -------------
                               SOLID WASTE - 0.5%
NR        NR         $ 1,245   City of Pittsfield,
                               Vicon Recovery
                               Associates Project,
                               7.95%, 11/1/04           $   1,295,236
                                                        -------------
                               SPECIAL TAX REVENUE - 2.8%
A1        AA         $ 3,000   Commonwealth of
                               Massachusetts, 6.00%,
                               6/1/13                   $   3,047,070
A1        AA-          4,560   Commonwealth of
                               Massachusetts, 5.80%,
                               6/1/14                       4,579,654
                                                        -------------
                                                        $   7,626,724
                                                        -------------
                               TRANSPORTATION - 8.3%
NR        BBB        $ 5,950   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23    $   6,058,409
Aa        AA-          9,800   Massachusetts Port
                               Authority, 6.00%, 7/1/23     9,938,572
A1        A+           7,750   Massachusetts Turnpike
                               Authority, 5.00%, 1/1/20     6,837,438
                                                        -------------
                                                        $  22,834,419
                                                        -------------
                               UTILITIES - 5.7%
NR        BBB        $ 2,765   Guam Power Authority,
                               5.25%, 10/1/23           $   2,413,043
Baa       BBB+         3,500   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.75%, 7/1/11       3,682,385
Baa       BBB+         9,060   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.625%, 7/1/18      9,577,779
Baa1      BBB+           150   Puerto Rico Electric
                               Power Authority, 5.50%,
                               7/1/20                         142,739
                                                        -------------
                                                        $  15,815,946
                                                        -------------
                               WATER & SEWER - 9.1%
Baa1      BBB        $12,185   City of Boston
                               Massachusetts Harbor
                               Electric Energy Company
                               Project, (AMT), 7.375%,
                               5/15/15                  $  13,112,888

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               WATER & SEWER - (CONTINUED)
A         A            1,500   MWRA, 5.25%, 3/1/13          1,423,980
A         A            5,175   MWRA, 5.00%, 3/1/22          4,609,010
A         A            4,165   MWRA, 5.25%, 12/1/15         3,957,162
NR        NR           2,000   Virgin Islands Water and
                               Power Authority, 7.60%,
                               1/1/12                       2,150,401
                                                        -------------
                                                        $  25,253,441
                                                        -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $259,784,548)      $ 276,345,841
                                                        =============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 22.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.6% to 8.1% of total investments.

                       See notes to financial statements

                        Mississippi Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               ESCROWED - 2.0%
Aaa       NR         $ 1,500   Mississippi Housing
                               Finance Corporation,
                               SFMR, (AMT), 0%, 6/1/15  $     502,230
                                                          -----------
                               EDUCATION - 1.9%
NR        A          $   470   University of
                               Mississippi Educational
                               Building Athletic
                               Facility, 6.20%, 6/1/16  $     478,150
                                                          -----------
                               GENERAL OBLIGATIONS - 4.7%
Aa        AA-        $   200   State of Mississippi,
                               5.10%, 11/15/12          $     190,686
Aa        AA-            500   State of Mississippi,
                               6.75%, 12/1/14                 545,750
Baa1      A              500   Puerto Rico Aquaduct and
                               Sewer Authority, 5.00%,
                               7/1/19                         451,525
                                                          -----------
                                                        $   1,187,961
                                                          -----------
                               HOSPITAL - 3.7%
A         NR         $ 1,000   Mississippi Hospital
                               Equipment & Facilities
                               Authority, Rankin
                               Medical Center, 5.60%,
                               3/1/19                   $     931,220
                                                          -----------
                               HOUSING - 10.4%
Aa        NR         $   500   Hinds County, Woodridge
                               Apartments, (FHA) 6.25%,
                               11/1/27                  $     506,484
Aaa       NR             945   Mississippi Home
                               Corporation, SFMR,
                               Access Program, (AMT),
                               (GNMA) 8.125%, 12/1/24       1,044,320
Aaa       NR             460   Mississippi Home
                               Corporation, SFMR,
                               Access Program, (AMT),
                               (GNMA) 8.10%, 12/1/24          508,420
Aaa       NR             500   Mississippi Home
                               Corporation, SFMR,
                               Access Program, (AMT),
                               (GNMA) 6.00%, 12/1/27          538,280
                                                          -----------
                                                        $   2,597,504
                                                          -----------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE - 12.6%
NR        A-         $   400   Jackson County,
                               International Paper
                               Company, (AMT), 5.55%,
                               10/1/17                  $     385,596
A2        A            1,000   Lowndes County,
                               Weyerhaeuser Company,
                               6.80%, 4/1/22                1,119,320
NR        AA-            500   Mississippi Business
                               Finance Corp., (AMT),
                               7.15%, 5/1/16 (2)              545,725

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Baa3      BB+            490   Commonwealth of Puerto
                               Rico, Port American
                               Airlines, 6.25%, 6/1/26        495,611
A3        A-             600   Warren County,
                               International Paper
                               Company, (AMT), 6.60%,
                               3/1/19                         615,846
                                                          -----------
                                                        $   3,162,098
                                                          -----------
                               INSURED EDUCATION - 4.2%
Aaa       AAA        $ 1,000   Mississippi Educational
                               Facilities Authority,
                               Milsaps College, (MBIA)
                               6.50%, 11/1/19           $   1,063,780
                                                          -----------
                               INSURED GENERAL OBLIGATIONS - 5.7%
Aaa       AAA        $   500   Hinds County, (MBIA)
                               6.25%, 3/1/11            $     535,405
Aaa       AAA          1,000   Desoto County School
                               District, (MBIA) 4.75%,
                               2/1/13                         892,980
                                                          -----------
                                                        $   1,428,385
                                                          -----------
                               INSURED HOSPITALS - 18.2%
Aaa       AAA        $   750   Alcorn County, Magnolia
                               Regional Health Center,
                               (AMBAC) 5.75%, 10/1/13   $     753,023
Aaa       AAA          1,000   City of Gulfport,
                               Gulfport Memorial
                               Hospital, (MBIA) 6.20%,
                               7/1/18                       1,042,950
Aaa       AAA          1,275   Hinds County,
                               Mississippi Methodist
                               Hospital, (AMBAC) 5.60%,
                               5/1/12                       1,265,769
Aaa       AAA          1,000   Mississippi Hospital
                               Equipment and Facilities
                               Authority, Mississippi
                               Baptist Medical Center,
                               (MBIA) 6.00%, 5/1/13         1,025,920
Aaa       AAA            500   Mississippi Development
                               Bank, Adams County
                               Hospital, 5.75%, 7/1/16        493,560
                                                          -----------
                                                        $   4,581,222
                                                          -----------
                               INSURED HOUSING - 2.1%
Aaa       NR         $   500   Mississippi Home
                               Corporation, SFMR,
                               (AMT), (GNMA) 6.625%,
                               4/1/27                   $     516,990
                                                          -----------
                               INSURED LEASE/CERTIFICATE OF
                               PARTICIPATION - 4.0%
Aaa       AAA        $ 1,000   Medical Center Building
                               Corporation, University
                               of Mississippi Medical
                               Center, (MBIA) 5.80%,
                               12/1/14                  $   1,002,190
                                                          -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED UTILITIES - 6.5%
Aaa       AAA        $ 1,250   Jackson County, Gautier
                               Utility District, (MBIA)
                               6.375%, 3/1/12           $   1,310,338
Aaa       AAA            300   Puerto Rico, Electric
                               Power Authority, (FSA),
                               Variable 7/1/03 (1)            325,335
                                                          -----------
                                                        $   1,635,673
                                                          -----------
                               INSURED WATER & SEWER - 2.0%
Aaa       AAA        $   500   City of Natchez,
                               Combined Water and Sewer
                               System, (MBIA) 5.70%,
                               8/1/17                   $     495,740
                                                          -----------
                               HEALTH CARE - 2.0%
NR        NR         $   300   Mississippi Business
                               Finance Corporation,
                               Magnolia Healthcare,
                               7.99%, 7/1/25            $     296,610
NR        NR             200   City of Ridgeland Urban
                               Renewal, The Orchard,
                               LTD., 7.75%, 12/1/15           202,346
                                                          -----------
                                                        $     498,956
                                                          -----------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 7.9%
NR        A          $ 1,000   Mississippi Development
                               Bank, Golden Triangle
                               Solid Waste, 6.00%,
                               7/01/15                  $     981,150
A         NR           1,000   Mississippi University
                               Educational Building
                               Corp., Facilities
                               Renovation, 6.15%,
                               6/15/15                      1,014,670
                                                          -----------
                                                        $   1,995,820
                                                          -----------
                               SPECIAL TAX - 4.6%
Baa1      A          $ 1,000   Puerto Rico, Highway and
                               Transportation
                               Authority, 5.25%, 7/1/21 $     921,960
Baa1      A              250   Puerto Rico, Highway and
                               Transportation
                               Authority, 5.50%, 7/1/36       237,633
                                                          -----------
                                                        $   1,159,593
                                                          -----------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               UTILITIES - 7.5%
NR        BBB        $   810   Guam Power Authority,
                               6.625%, 10/1/14          $     839,630
Baa3      NR           1,000   Warren County,
                               Mississippi Power &
                               Light Company Project,
                               7.00%, 4/1/22                1,053,090
                                                          -----------
                                                        $   1,892,720
                                                          -----------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $23,820,442)       $  25,130,232
                                                          ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 51.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.3% to 29.3% of total investments.

                       See notes to financial statements

                         New York Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               ASSISTED LIVING - 0.3%
NR        NR         $ 1,970   Village of North
                               Syracuse Housing
                               Authority, (AJM Senior
                               Housing, Inc. Janus Park
                               Project), 8.00%, 6/1/24  $   1,959,007
                                                         ------------
                               EDUCATION - 15.1%
A         NR         $ 1,000   Dutchess County IDA,
                               Bard College, 7.00%,
                               11/1/17                  $   1,084,560
A1        NR           6,170   Monroe County IDA,
                               Wilmur Assoc., 7.25%,
                               12/1/16                      6,378,855
Baa       BBB-         1,660   City of New Rochelle IDA
                               Civic Facilities,
                               College of New Rochelle,
                               6.75%, 7/1/22                1,698,877
Baa1      BBB+         1,300   Dormitory Authority,
                               State University
                               Educational Facilities,
                               7.50%, 5/15/11               1,518,517
Aaa       AA+          6,895   Dormitory Authority,
                               State University
                               Educational Facilities,
                               4.75%, 7/1/14                6,140,825
Aa        AA           2,650   Dormitory Authority,
                               Vassar College, 5.00%,
                               7/1/15                       2,452,178
Baa1      BBB+           415   Dormitory Authority,
                               State University
                               Educational Facilities,
                               7.375%, 5/15/14                452,421
Baa1      BBB+         9,850   Dormitory Authority,
                               State University
                               Educational Facilities,
                               5.25%, 5/15/15               9,089,875
Baa1      BBB+        24,605   Dormitory Authority,
                               State University
                               Educational Facilities,
                               5.25%, 5/15/19              22,505,701
Baa1      BBB+         6,805   Dormitory Authority,
                               State University
                               Educational Facilities,
                               5.25%, 5/15/21               6,160,430
NR        AA           1,300   Dormitory Authority, New
                               York Medical College
                               (Asset Guaranty),
                               6.875%, 7/1/21               1,402,570
Baa1      BBB+        32,000   Dormitory Authority,
                               State University
                               Educational Facilities,
                               5.50%, 5/15/13              30,751,680
                                                         ------------
                                                        $  89,636,489
                                                         ------------
                               ELECTRIC UTILITIES - 4.5%
A1        A          $ 2,500   New York State Energy
                               Research & Development
                               Authority, Brooklyn
                               Union Gas (RIBS)(AMT),
                               Variable, 7/1/26 (1)     $   2,952,600
A1        A+             500   New York State Energy
                               Research & Development
                               Authority, Consolidated
                               Edison (AMT), 7.75%,
                               1/1/24                         524,500

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
A1        A+           2,365   New York State Energy
                               Research & Development
                               Authority, Consolidated
                               Edison (AMT), 7.50%,
                               7/1/25                       2,537,148
A1        A+           1,000   New York State Energy
                               Research & Development
                               Authority, Consolidated
                               Edison (AMT), 7.50%,
                               1/1/26                       1,076,510
Aa        AA-         17,445   Power Authority of the
                               State of New York,
                               5.25%, 1/1/18               16,280,023
NR        NR           3,000   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                       3,176,520
                                                         ------------
                                                        $  26,547,301
                                                         ------------
                               ESCROWED - 9.6%
Aaa       AAA        $   725   Albany Municipal Water
                               (MBIA), 7.50%, 12/1/17   $     787,915
Aaa       BBB          1,000   Dormitory Authority,
                               City University, 7.625%,
                               7/1/20                       1,123,410
Aaa       BBB+         1,530   Dormitory Authority,
                               State University
                               Educational Facilities,
                               7.70%, 5/15/12               1,717,670
Baa1      BBB+         2,000   Dormitory Authority,
                               State University
                               Educational Facilities,
                               5.50%, 5/15/19               1,891,120
Baa1      BBB-         2,250   Dormitory Authority,
                               Upstate Community
                               College, 7.20%, 7/1/21       2,527,718
Baa1      NR           2,000   Dormitory Authority,
                               Upstate Community
                               College, 7.30%, 7/1/21       2,255,280
Aaa       AAA            500   Erie County Water
                               Authority, Water Works
                               System, (AMBAC) 6.00%,
                               12/1/08                        531,960
Aaa       AAA            500   Metropolitan
                               Transportation Authority
                               Commuter Facilities
                               Bonds, 7.50%, 7/1/19           557,455
Aaa       AAA          1,000   New York Local
                               Government Assistance
                               Corporation (LGAC),
                               7.00%, 4/1/16                1,112,750
Aaa       AAA          1,500   New York, LGAC, 6.75%,
                               4/1/21                       1,670,610
Aaa       BBB          1,000   New York State Housing
                               Finance Agency (HFA),
                               Service Contracts,
                               7.80%, 9/15/01               1,143,750
Aaa       AAA          1,775   New York State HFA,
                               Service Contracts,
                               7.375%, 9/15/21              2,028,452

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               ESCROWED - (CONTINUED)
Aaa       BBB+            90   New York State Medical
                               Care Facilities Finance
                               Agency, (MCFFA), Mental
                               Health Services
                               Facilities, 7.75%,
                               8/15/10                        100,586
Aaa       AAA            450   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.875%,
                               8/15/08                        510,889
Aaa       AAA          3,320   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.50%,
                               2/15/21                      3,751,135
Aaa       NR           8,100   New York State Urban
                               Development Corporation
                               (UDC) Correctional
                               Facilities, 6.50%,
                               1/1/21                       8,686,521
Baa1      BBB          4,750   New York State Thruway
                               Authority, Local Highway
                               and Bridge Service
                               Contract Bonds, 7.25%,
                               1/1/10 (2)                   5,288,650
Baa1      BBB            500   New York State UDC,
                               Alfred Technology,
                               7.875%, 1/1/20                 559,015
Baa1      BBB            750   New York State UDC,
                               Clarkson Center, 7.80%,
                               1/1/20                         852,308
Baa1      BBB            750   New York State UDC,
                               Clarkson Center, 8.00%,
                               1/1/20                         854,903
Aaa       AAA          5,350   New York State UDC,
                               Onondaga Co. Convention
                               Center, 7.875, 1/1/10        6,106,222
Aaa       AAA            500   Oyster Bay (FGIC),
                               6.60%, 2/15/12                 548,360
Aaa       AAA            450   Oyster Bay (FGIC),
                               6.60%, 2/15/13                 493,524
NR        AA-            500   Power Authority of the
                               State of New York,
                               8.00%, 1/1/17                  532,560
NR        AAA          1,760   Puerto Rico Highway &
                               Transportation
                               Authority, 6.625%,
                               7/1/18                       1,958,282
Baa1      AAA          3,750   Puerto Rico Aqueduct &
                               Sewer Authority, 7.875%,
                               7/1/17                       4,062,113
Baa1      AAA          4,840   Puerto Rico Highway and
                               Transportation
                               Authority, 6.625%,
                               7/1/18                       5,385,274
                                                         ------------
                                                        $  57,038,432
                                                         ------------
                               GENERAL OBLIGATIONS - 1.3%
Baa1      BBB+       $   120   New York City, 8.25%,
                               11/15/16                 $     137,923
Baa1      BBB+         4,000   New York City, 7.50%,
                               2/1/18                       4,394,040
     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Aa        AA           1,700   Onondaga County, 5.875%,
                               2/15/11                      1,776,381
Aa        AA           1,600   Onondaga County, 5.875%,
                               2/15/12                      1,654,832
                                                         ------------
                                                        $   7,963,176
                                                         ------------
                               HEALTH CARE - 16.8%
NR        AAA        $ 6,705   Dormitory Authority,
                               United Health Services,
                               FHA Insured Mortgage,
                               7.35%, 8/1/29            $   7,222,760
NR        AA           1,000   Dormitory Authority, St.
                               Johns, FHA Insured
                               Nursing Home 6.05%,
                               2/1/16                       1,019,610
Baa1      BBB+        10,000   Dormitory Authority,
                               Mental Health Facilities
                               5.375%, 2/15/26              8,964,200
Aa        AA             750   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.35%, 2/15/29                 805,725
NR        AAA          3,395   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.125%, 2/15/14              3,513,248
NR        AA           9,000   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.70%, 8/15/23               9,458,640
Aa        AA           6,600   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.20%, 2/15/31               7,132,422
Aa        AA           1,500   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.95%, 2/15/32               1,597,650
Aa        AA           2,190   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.00%, 8/15/32               2,350,220
Aa        AA           1,050   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.75%, 2/15/12               1,116,119
Aa        AA           1,000   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.55%, 8/15/12               1,044,180
NR        AA+          2,670   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.10%, 8/15/15               2,720,169
Aa        AA           3,500   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 8/15/14        3,619,700

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               HEALTH CARE - (CONTINUED)
Aa        AA           6,550   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.25%, 8/15/15        6,781,805
Aa        AA           6,625   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 8/15/15        6,798,244
Aa        AA             950   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 7.45%, 8/15/31        1,038,388
Baa1      BBB+         1,610   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.625%,
                               8/15/17                      1,797,951
Baa1      BBB+           145   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.75%,
                               8/15/10                        159,326
Baa1      BBB+           495   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.875%,
                               8/15/08                        552,237
Baa1      BBB+         1,230   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.50%,
                               2/15/21                      1,360,823
Baa       NR           5,540   New York State MCFFA,
                               Secured Hospital, 7.35%,
                               8/15/11                      5,929,296
Baa       BBB         19,700   New York State MCFFA,
                               Secured Hospital
                               (Brookdale), 6.80%,
                               8/15/12                     20,500,214
Baa1      BBB+         4,785   New York State MCFFA,
                               Mental Health Services
                               Facilities, Series 1994
                               A, 5.25%, 8/15/23            4,199,220
                                                         ------------
                                                        $  99,682,147
                                                         ------------
                               HOSPITALS - 0.8%
Aa        AAA        $ 1,500   Dormitory Authority,
                               Long Island Jewish
                               Medical Center (FHA),
                               7.75%, 8/15/27           $   1,588,305
NR        AAA          1,000   Dormitory Authority, St.
                               Francis Hospital (FHA),
                               7.65%, 8/1/30                1,101,470
Baa1      BBB+         1,800   Syracuse Industrial
                               Development Agency
                               (IDA), St. Joseph's
                               Hospital Health Center,
                               7.50%, 6/1/18                1,909,800
                                                         ------------
                                                        $   4,599,575
                                                         ------------
                               HOUSING - 5.9%
NR        NR         $ 4,662   New York City Housing
                               Development Corporation
                               (HDC), Allerville
                               Project, 6.50%, 11/15/18 $   4,772,466
NR        NR           2,044   New York City HDC,
                               Dayton Project, 6.50%
                               11/15/18                     2,068,286
     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
NR        AAA          2,550   New York City HDC,
                               Multi-Unit Management,
                               7.35%, 6/1/19                2,683,620
Baa       A            4,750   New York City HDC,
                               General Housing, 6.50%,
                               5/1/22                       4,750,000
Aa        AAA            235   New York State Housing
                               Finance Agency, Baytown,
                               7.10%, 8/15/35                 248,942
Aa        NR             510   New York State Mortgage
                               Agency, 7.70%, 10/1/12         545,924
Aa        NR           8,750   New York State Mortgage
                               Agency, 6.90%, 4/1/15        9,316,563
Aa        NR             500   New York State Mortgage
                               Agency, 6.65%, 4/1/22          518,770
Aa        NR           1,000   New York State Mortgage
                               Agency, 7.50%, 4/1/15        1,081,050
Aa        NR           1,600   New York State Mortgage
                               Agency (AMT), 7.95%,
                               10/1/21                      1,712,832
Aa        NR           6,350   New York State Mortgage
                               Agency (AMT), 6.40%,
                               10/1/20                      6,433,122
Baa       BBB            350   Puerto Rico Commonwealth
                               Urban Renewal & Housing
                               Corporation, 7.875%,
                               10/1/04                        384,727
Aaa       AAA            365   Puerto Rico Housing
                               Financial Corporation
                               Single-Family (GNMA),
                               7.65%, 10/15/22                384,137
                                                         ------------
                                                        $  34,900,439
                                                         ------------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE - 0.5%
Baa3      BB+        $ 2,800   Port Authority of New
                               York and New Jersey,
                               Delta Airlines LaGuardia
                               Airport, 6.95%, 6/1/08   $   2,983,932
                                                         ------------
                               INSURED COLLEGES &
                               UNIVERSITIES - 0.4%
Aaa       AAA        $ 2,000   Dormitory Authority, New
                               York University (MBIA),
                               5.00%, 7/1/11            $   1,872,820
Aaa       AAA            450   Dormitory Authority,
                               Colgate University
                               (MBIA), 6.00%, 7/1/16          471,843
                                                         ------------
                                                        $   2,344,663
                                                         ------------
                               INSURED GENERAL OBLIGATION - 0.0%
Aaa       AAA        $ 1,035   Erie County Water
                               Authority (AMBAC), 0%,
                               12/1/17                  $     226,955
                                                         ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED GENERAL
                               OBLIGATIONS LOCAL - 1.7%
Aaa       AAA        $   465   Chautauqua County
                               Unlimited Tax (FGIC),
                               7.30%, 4/1/07            $     544,445
Aaa       AAA            520   Chautauqua County
                               Unlimited Tax (FGIC),
                               6.40%, 9/15/08                 571,594
Aaa       AAA            770   Chautauqua County
                               Unlimited Tax (FGIC),
                               6.40%, 9/15/09                 843,304
Aaa       AAA            725   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/07         831,684
Aaa       AAA            600   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/08         688,920
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/09         809,585
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/10         811,986
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/11         813,687
Aaa       AAA            675   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/12         785,639
Aaa       AAA            675   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/13         786,078
Aaa       AAA            515   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/14         599,671
Aaa       AAA          2,000   New York City (AMBAC),
                               7.00%, 8/1/17                2,218,080
                                                         ------------
                                                        $  10,304,673
                                                         ------------
                               INSURED GENERAL
                               OBLIGATIONS SCHOOL
                               DISTRICT - 0.3%
Aaa       AAA        $   700   Bethlehem Central School
                               District (AMBAC), 7.10%,
                               11/1/08                  $     814,709
Aaa       AAA            700   Bethlehem Central School
                               District (AMBAC), 7.10%,
                               11/1/09                        814,135
                                                         ------------
                                                        $   1,628,844
                                                         ------------
                               INSURED GENERAL
                               OBLIGATIONS (TERRITORY) - 0.8%
Aaa       AAA        $ 4,500   Commonwealth of Puerto
                               Rico Public Improvement
                               Residual Interest Tax
                               Exempt Securities (FSA),
                               Variable, 7/1/22 (1)     $   4,628,340
                                                         ------------
                               INSURED HEALTH CARE - 3.5%
Aaa       AAA        $12,630   New York State Dormitory
                               Authority, Mental Health
                               Facilities (MBIA)
                               5.125%, 8/15/21          $  11,622,758

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Aaa       AAA          1,500   New York State MCFFA,
                               Long Term Health Care
                               (FSA), 6.80%, 11/1/14        1,602,690
Aaa       AAA          1,300   New York State MCFFA,
                               New York Hospital FHA
                               Insured Mortgage
                               (AMBAC), 6.60%, 2/15/11      1,419,522
Aaa       AAA          5,400   New York State MCFFA,
                               New York Hospital FHA
                               Insured Mortgage
                               (AMBAC), 6.75%, 8/15/14      5,889,240
                                                         ------------
                                                        $  20,534,210
                                                         ------------
                               INSURED HOUSING - 0.1%
Aaa       AAA        $   500   New York City HDC,
                               Charter Oaks (MBIA),
                               7.375% 4/1/17            $     518,075
                                                         ------------
                               INSURED MISCELLANEOUS - 0.1%
Aaa       AAA        $   500   New York City IDA, (USTA
                               National Tennis Center
                               Incorporated Project)
                               (FSA), 6.375%, 11/15/14  $     530,770
                                                         ------------
                               INSURED MUNICIPAL
                               ELECTRIC - 2.0%
Aaa       AAA        $12,150   New York State Energy
                               Research & Development
                               Authority, Brooklyn
                               Union Gas, (MBIA),
                               5.50%, 1/1/21            $  11,815,997
                                                         ------------
                               INSURED SOLID WASTE - 1.5%
Aaa       AAA        $ 1,650   Dutchess County Resource
                               Recovery Solid Waste
                               (FGIC), 7.50%, 1/1/09    $   1,788,666
Aaa       AAA          6,795   Islip Resource Recovery
                               Agency (MBIA), 6.50%,
                               7/1/09                       7,390,106
                                                         ------------
                                                        $   9,178,772
                                                         ------------
                               INSURED TOLL & TURNPIKE - 1.1%
NR        AAA        $ 3,000   Triborough Bridge &
                               Tunnel Authority,
                               (TBTA), Residual
                               Interest Tax Exempt
                               Securities (MBIA),
                               Variable, 1/1/19 (1)     $   3,042,750
Aaa       AAA          3,000   TBTA, Residual Interest
                               Tax Exempt Securities
                               (AMBAC) Variable, 1/1/12
                               (1)                          3,221,730
                                                         ------------
                                                        $   6,264,480
                                                         ------------
                               INSURED UTILITY OTHER - 0.8%
Aaa       AAA        $ 5,000   Puerto Rico Telephone
                               Authority, (MBIA),
                               Variable, 1/25/07 (1)    $   4,954,050
                                                         ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED WATER & SEWER - 0.0%
Aaa       AAA        $   275   Albany Municipal Water
                               Financial Authority
                               (MBIA), 7.50%, 12/1/17   $     295,243
                                                         ------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 11.2%
Baa1      BBB        $ 5,100   Dormitory Authority,
                               City University, 7.00%,
                               7/1/09                   $   5,655,084
Baa1      BBB          4,325   Dormitory Authority,
                               City University, 7.50%,
                               7/1/10                       4,978,681
Baa1      BBB         15,815   Dormitory Authority,
                               City University, 5.75%,
                               7/1/13                      15,612,726
Baa1      BBB          5,500   Dormitory Authority,
                               City University, 5.625%,
                               7/1/16                       5,305,740
Baa1      BBB+        13,380   New York State HFA
                               Health Facilities,
                               6.00%, 5/1/06               13,505,237
Baa1      BBB            250   Dormitory Authority,
                               City University, 6.375%,
                               7/1/08                         260,895
NR        BBB          5,865   New York State Thruway
                               Authority, 0%, 1/1/01        4,648,951
NR        BBB          2,350   New York State Thruway
                               Authority, 0%, 1/1/03        1,649,418
Baa1      BBB         12,200   New York State UDC,
                               5.70%, 4/1/20               11,861,694
A         A            1,825   Syracuse - Hancock
                               International Airport,
                               6.625%, 1/1/12               1,913,914
NR        BBB          1,000   Dormitory Authority,
                               City University,
                               (Cross-over Refunded
                               '98) 8.125%, 7/1/08          1,083,850
                                                         ------------
                                                        $  66,476,190
                                                         ------------
                               MISCELLANEOUS - 1.7%
Aa        AA-        $   200   City of New York
                               Municipal Assistance
                               Corporation, 7.50%,
                               7/1/08                   $     213,778
Aa        AA-            485   City of New York
                               Municipal Assistance
                               Corporation, 7.625%,
                               7/1/08                         519,420
Aa        AA-            635   City of New York
                               Municipal Assistance
                               Corporation, 7.625%,
                               7/1/08                         695,655
NR        NR           1,300   New York City IDA, (YMCA
                               of Greater New York),
                               8.00%, 8/1/16                1,385,787
Aaa       AAA          7,000   VRDC-IVRC Trust, (NY
                               MTA), Variable, 6/26/02
                               (1)                          7,128,450
                                                         ------------
                                                        $   9,943,090
                                                         ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               SOLID WASTE - 2.1%
A         NR         $ 2,665   Hempstead IDA Resource
                               Recovery, American
                               Refunding Fuel
                               Co.,7.40%, 12/1/10       $   2,727,494
Baa       NR           9,530   New York State EFC
                               Resource Recovery,
                               Huntington Project,
                               7.50%, 10/1/12              10,033,184
                                                         ------------
                                                        $  12,760,678
                                                         ------------
                               SPECIAL TAX REVENUE - 11.8%
A         A          $ 4,750   New York State LGAC,
                               5.25%, 4/1/16            $   4,516,395
A         A            5,225   New York State LGAC,
                               5.50%, 4/1/17                5,118,096
A         A            3,300   New York State LGAC,
                               6.875%, 4/1/19               3,594,459
A         A            4,000   New York State LGAC,
                               5.50%, 4/1/21                3,834,000
A         A           26,170   New York State LGAC,
                               5.00%, 4/1/23               23,288,945
A         A            5,000   New York State LGAC,
                               5.00%, 4/1/21                4,528,700
A         A           21,000   New York State LGAC,
                               5.00%, 4/1/21               18,766,860
NR        BBB+         2,630   New York State Municipal
                               Bond Bank Agency,
                               6.875%, 3/15/06              2,811,943
Baa1      BBB          3,335   TBTA, Convention Center,
                               6.00%, 1/1/11                3,382,524
                                                         ------------
                                                        $  69,841,922
                                                         ------------
                               TRANSPORTATION - 2.7%
A1        AA-        $ 1,500   Port Authority of New
                               York and New Jersey
                               (AMT), Variable, 1/15/27
                               (1)                      $   1,551,960
Aa        A+          11,580   TBTA General Purpose,
                               5.50%, 1/1/17               11,592,854
Aa        A+           2,500   TBTA General Purpose,
                               6.125%, 1/1/21               2,676,125
                                                         ------------
                                                        $  15,820,939
                                                         ------------
                               WATER & SEWER REVENUE - 3.4%
Aa        A          $11,050   New York State EFC,
                               State Water Pollution
                               Control, 6.875%, 6/15/10 $  12,101,850
Aa        A+           4,545   New York State EFC,
                               State Water Pollution
                               Control, 7.20%, 3/15/11      4,948,323

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               WATER & SEWER REVENUE - (CONTINUED)
Aa        A            2,750   New York State EFC,
                               State Water Pollution
                               Control, 7.00%, 6/15/12      3,030,912
Aa        A              150   New York State EFC,
                               State Water Pollution
                               Control, 7.50%, 6/15/12        165,705
                                                         ------------
                                                        $  20,246,790
                                                         ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $559,321,735)      $ 593,625,179
                                                         ============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 22.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.1% to 9.9% of total investments.

                       See notes to financial statements

                           Ohio Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               EDUCATION - 6.3%
A         A+         $ 1,000   University of
                               Cincinnati, 6.50%,
                               12/1/11                  $   1,033,880
A1        AA-            650   University of
                               Cincinnati, 6.50%,
                               6/1/11                         687,635
Aa        AA-            550   Ohio State Higher
                               Educational Facilities,
                               Case Western University,
                               6.50%, 10/1/20                 614,114
NR        AAA          1,500   Ohio Higher Educational
                               Facilities, Ohio
                               Northern University
                               (CLEE), 5.60%, 5/1/13        1,490,325
A1        NR           7,000   Ohio State Student Loan
                               Funding Corp (AMT),
                               6.10%, 8/1/07                7,053,550
A1        NR           7,000   Ohio State Student Loan
                               Funding Corp (AMT),
                               6.10%, 8/1/08                7,014,700
                                                        -------------
                                                        $  17,894,204
                                                        -------------
                               ESCROWED - 2.5%
NR        NR         $ 1,650   Cuyahoga County-Judson
                               Retirement Community,
                               8.875%, 11/15/19         $   1,900,685
NR        BBB+         1,000   Lucas County, Flowers
                               Hospital, 6.125%,
                               12/01/13                     1,088,240
A         AAA          2,760   Middleburg Heights
                               Hospital-Southwest
                               General, 6.75%, 8/15/21      3,066,553
Baa1      NR           1,000   Scioto City Ohio, 7.15%,
                               8/1/11                       1,117,210
                                                        -------------
                                                        $   7,172,688
                                                        -------------
                               GENERAL OBLIGATIONS - 7.6%
NR        NR         $ 3,035   Belmont County, 7.30%,
                               12/1/17                  $   3,198,465
NR        NR           2,450   Cleveland City School
                               District, 7.25%, 6/15/98     2,476,828
Aaa       AAA          1,035   City of Columbus, 5.50%,
                               11/1/12                      1,031,667
A1        NR           1,360   Copley-Fairlawn City
                               School District, 6.25%,
                               12/1/15                      1,432,502
A1        NR             500   Huber Heights, Ohio,
                               6.75%, 12/1/11                 542,250
A1        NR             725   City of Medina, Ohio
                               Fire Station
                               Improvement, 3.00%,
                               12/1/10                        530,142
Aa        AA           1,500   Ohio State
                               Infrastructure
                               Improvement, 0%, 8/1/11        654,690
Baa1      A            2,500   Puerto Rico Public
                               Building Authority,
                               6.00%, 7/1/12                2,508,475
NR        NR           1,000   Tuscarawas Public
                               Library Improvement,
                               6.90%, 12/1/11               1,073,440

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Baa       NR           1,000   Youngstown, Ohio, 7.55%,
                               12/1/11                      1,098,920
NR        NR           6,855   Youngstown, Ohio, 7.35%,
                               6/15/05                      7,318,055
                                                        -------------
                                                        $  21,865,434
                                                        -------------
                               HOSPITALS - 22.6%
NR        AAA        $ 1,000   Allen County Ohio, LIMA
                               Convalescent Home
                               Foundation (GNMA),
                               6.40%, 1/1/21            $   1,025,460
Baa       BBB-         1,000   Butler County, Hamilton-
                               Hughe Hospital, 7.50%,
                               1/1/10                       1,050,250
NR        BBB          1,000   Cambridge Ohio, Guernsey
                               Memorial Hospital,
                               8.00%, 12/1/11               1,070,480
A1        A            2,100   Cuyahoga County,
                               Fairview General
                               Hospital, 6.25%, 8/15/10     2,156,154
A1        A            2,370   Cuyahoga County, Meridia
                               Health System, 7.00%,
                               8/15/23                      2,496,108
A1        A            2,000   Cuyahoga County, Meridia
                               Health System, 6.50%,
                               8/15/12                      2,047,400
Aa        AA             750   Cuyahoga County,
                               University Hospitals
                               Health System, 6.50%,
                               1/15/19                        779,835
Aa        AA           4,450   Cuyahoga County,
                               University Hospitals
                               Health System, 6.00%,
                               1/15/22                      4,507,049
NR        BBB+         4,130   Defiance Hospital, Inc.,
                               7.625%, 11/1/03              4,215,698
Baa       BBB-           765   East Liverpool City
                               Hospital-Series A,
                               8.00%, 10/1/21                 807,167
Baa       BBB-         1,000   East Liverpool City
                               Hospital-Series B,
                               8.00%, 10/1/21               1,055,120
A         A            4,000   Erie County, Firelands
                               Community Hospital,
                               6.75%, 1/1/08                4,228,960
Aa        NR           2,000   Franklin County,
                               Children's Hospital,
                               5.75%, 11/1/20               1,981,880
Aa        NR           3,000   Franklin County,
                               Children's Hospital,
                               6.60%, 5/1/13                3,170,670
A         A            1,015   City of Garfield
                               Heights, Marymount
                               Hospital, 6.65%,
                               11/15/11                     1,055,488
A         A            1,000   City of Garfield
                               Heights, Marymount
                               Hospital, 6.70%,
                               11/15/15                     1,043,070
Aa2       NR           1,000   Hamilton County, Wesley
                               Hall Project, 6.50%,
                               3/1/15                       1,045,320
A1        A            5,115   Hamilton County,
                               Bethesda Hospital, Inc.,
                               6.25%, 1/1/12                5,203,234

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               HOSPITALS - (CONTINUED)
A1        A+           1,095   Lorain County, Humility
                               of Mary Health Care
                               Corp., 7.125%, 12/15/06      1,190,911
A1        A+           1,000   Lorain County, Humility
                               of Mary Health Care
                               Corp., 7.20%, 12/15/11       1,075,410
A1        A+           5,900   Lorain County, Humility
                               of Mary Health Care
                               Corp., 5.90%, 12/15/08       6,060,833
NR        A+           1,750   Lorain County, Lakeland
                               Community Hospital,
                               Inc., 6.50%, 11/15/12        1,800,890
Baa       BBB          3,800   Miami, Upper Valley
                               Medical Center, 6.375%,
                               5/15/26                      3,752,310
NR        AAA            500   Muskingham County-
                               Bethesda Care System
                               (CLEE), 5.40%, 12/1/16         468,465
NR        NR          10,000   Mt Vernon, Knox
                               Community Hospital,
                               7.875%, 6/1/12              10,305,300
Aa2       NR             600   Warren County, Otterbein
                               Home Project, 7.20%,
                               7/1/11                         656,298
                                                        -------------
                                                        $  64,249,760
                                                        -------------
                               HOUSING - 11.9%
Aa        NR         $ 1,300   City of Clermont,
                               Laurels Project (FHA),
                               6.00%, 9/1/20            $   1,306,877
Aa        NR           1,000   Franklin County,
                               Hamilton Creek
                               Apartments (FHA), (AMT),
                               5.80%, 7/1/14                  959,280
Aa        NR           3,645   Franklin County,
                               Hamilton Creek
                               Apartments (FHA), (AMT),
                               5.55%, 7/1/24                3,297,085
Aa        NR           2,500   Franklin County MFMR-
                               Tuttle Park Project
                               (FHA), (AMT), 6.50%,
                               3/1/26                       2,586,875
Aa        NR           5,985   Franklin County MFMR-
                               Tuttle Park Project
                               (FHA), (AMT), 6.60%,
                               3/1/36                       6,209,018
NR        NR           3,000   Lucas County, County
                               Creek Project (AMT),
                               8.00%, 7/1/26                2,850,120
NR        AAA          3,490   Ohio HFA, (GNMA), (AMT),
                               6.375%, 3/1/25               3,503,715
NR        AAA          4,735   Ohio HFA, (GNMA), (AMT),
                               6.70%, 3/1/25                4,865,639
NR        AAA          1,250   Ohio HFA, MFMR-Asbury
                               Woods (FHA), 7.00%,
                               10/1/24                      1,280,550
Aa        NR           1,950   Ohio HFA, Oakleaf
                               Village Project, (FHA),
                               5.70%, 9/1/26                1,848,308
     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Aa        NR           1,000   Ohio HFA, Aristocrat
                               South Board & Care
                               Project (FHA), (AMT),
                               7.30%, 8/1/31                1,034,720
Aaa       AAA            985   Ohio HFA SFMR,
                               (GNMA) (AMT), Variable,
                               3/31/31 (1)                  1,047,390
A1        A+             500   Ohio Building Authority
                               Juvenile Correctional
                               Building, 5.80%, 10/1/07       511,810
Baa       BBB          2,925   Puerto Rico Urban
                               Renewal & Housing, 0%,
                               10/01/99                     2,530,271
                                                        -------------
                                                        $  33,831,658
                                                        -------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL REVENUE - 11.8%
Aa        NR         $ 2,000   Cuyahoga, IDR-Chippewa
                               Place Project, 6.60%,
                               8/1/15                   $   2,095,520
Baa1      NR           3,750   Ohio Air Quality
                               Development Authority,
                               Ashland Oil Inc, 6.85%,
                               4/1/10                       3,995,550
NR        A-             575   Ohio IDR, Enterprise
                               Bond Fund, Burrows Paper
                               Corp. (AMT), 7.625%,
                               6/1/11                         634,507
NR        A-             285   Ohio IDR, Enterprise
                               Bond Fund, Cheryl & Co.,
                               (AMT), 5.50%, 12/1/04          286,838
NR        A-             530   Ohio IDR, Enterprise
                               Bond Fund, Cheryl & Co.,
                               (AMT), 5.90%, 12/1/09          538,856
NR        A-           1,735   Ohio IDR, Enterprise
                               Bond Fund, Consolidated
                               Biscuit, (AMT), 7.00%,
                               12/1/09                      1,936,121
NR        A-           3,345   Ohio IDR, Enterprise
                               Bond Fund, J J & W LP
                               Project (AMT), 6.70%,
                               12/1/14                      3,480,640
NR        A-             750   Ohio IDR, Enterprise
                               Bond Fund, Luigino's
                               Inc. (AMT), 6.85%,
                               6/1/01                         766,965
NR        A-             850   Ohio IDR, Enterprise
                               Bond Fund, Progress
                               Plastic Products, (AMT),
                               6.80%, 12/1/01                 920,771
NR        A-           1,525   Ohio IDR, Enterprise
                               Bond Fund, Progress
                               Plastic Products, (AMT),
                               7.80%, 12/1/09               1,775,863
NR        A-             680   Ohio IDR, Enterprise
                               Bond Fund, Royal
                               Appliance Manufacturing
                               Co., Series 1991 #9
                               (AMT), 7.625%, 12/1/11         755,664

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL
                               REVENUE - (CONTINUED)
NR        A-           1,000   Ohio IDR, Enterprise
                               Bond Fund, Royal
                               Appliance Manufacturing
                               Co., Series 1991 #5
                               (AMT), 7.625%, 12/1/11       1,111,270
NR        A-             880   Ohio IDR, Enterprise
                               Bond Fund, VSM Corp.,
                               (AMT), 7.375%, 12/1/11         968,140
NR        AA-          1,000   Ohio Pollution Control,
                               Standard Oil Company,
                               6.75%, 12/1/15               1,145,520
NR        BB-          1,020   Ohio Economic
                               Development, KMART
                               Corp., 6.75%, 5/15/07        1,008,505
NR        NR           1,500   Ohio State Solid Waste-
                               Republic Engineering
                               Steel (AMT), 9.00%,
                               6/1/21                       1,568,055
Baa2      BBB          3,990   Ohio Water Development
                               Authority, Union Carbide
                               Corp. Project, 5.50%,
                               1/15/07                      3,931,187
Ba2       NR           1,500   Portage County, Kroger
                               Corporation, 7.25%,
                               7/1/99                       1,566,615
Baa3      BB+          4,000   Puerto Rico Port
                               Authority-American
                               Airlines (AMT), 6.25%,
                               6/1/26                       4,045,800
Ba2       NR           1,000   Summit County, IDR-
                               Kroger Corporation,
                               6.85%, 7/1/99                1,035,900
                                                        -------------
                                                        $  33,568,287
                                                        -------------
                               INSURED - EDUCATION - 0.4%
Aaa       AAA        $ 1,000   Ohio Higher Education,
                               University of Dayton
                               Project (FGIC), 5.80%,
                               12/1/14                  $   1,014,470
                                                        -------------
                               INSURED - GENERAL OBLIGATION - 2.6%
Aaa       AAA        $ 1,000   Hilliard Ohio School
                               District (FGIC), 5.00%,
                               12/1/20                  $     902,640
Aaa       AAA          1,595   Marion County Local
                               School District (MBIA),
                               5.375%, 12/1/19              1,536,591
Aaa       AAA          1,700   Puerto Rico (AMBAC),
                               Variable, 7/1/15 (1)         1,728,050
Aaa       AAA          3,000   Puerto Rico (FSA),
                               Variable, 7/1/22 (1)         3,085,560
                                                        -------------
                                                        $   7,252,841
                                                        -------------
                               INSURED - HEALTHCARE - 0.7%
Aaa       AAA        $ 1,945   Hamilton County, Sisters
                               of Charity Health Care
                               System (MBIA), 5.25%,
                               5/15/13                  $   1,845,649
                                                        -------------
     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED - HOSPITAL - 12.5%
Aaa       AAA        $ 2,500   Akron, Bath and Copley
                               Townships Children's
                               Hospital Medical Center
                               of Akron, (AMBAC),
                               5.25%, 11/15/20          $   2,334,750
Aaa       AAA          1,000   Clermont County, Mercy
                               Health System (AMBAC),
                               Variable, 10/5/21 (1)        1,149,040
Aaa       AAA          1,500   Cuyahoga County,
                               Fairview Hospital,
                               (MBIA), 5.50%, 8/15/19       1,417,905
Aaa       AAA          2,750   Cuyahoga County,
                               Fairview Hospital,
                               (MBIA), 5.50%, 1/15/17       2,652,073
Aaa       AAA          9,500   Franklin County,
                               Riverside United
                               Methodist (AMBAC),
                               5.75%, 5/15/20               9,426,470
Aaa       AAA          3,325   Franklin County,
                               Riverside United
                               Methodist (MBIA), 5.75%,
                               5/15/20                      3,320,478
Aaa       AAA          2,750   Mansfield General
                               Hospital (AMBAC), 6.70%,
                               12/1/09                      2,968,763
Aaa       AAA          5,000   Middleburg Heights
                               Hospital-Southwestern
                               General (FSA), 5.75%,
                               8/15/21                      4,960,350
Aaa       AAA          1,000   Montgomery County, Ohio
                               Miami Valley Hospital,
                               (AMBAC), 6.25%, 11/15/16     1,046,500
Aaa       AAA          6,565   Portage County, Robinson
                               Memorial Hospital,
                               (MBIA), 5.80%, 11/15/15      6,394,506
                                                        -------------
                                                        $  35,670,835
                                                        -------------
                               INSURED - HOUSING - 1.0%
Aaa       AAA        $   980   Ohio Capital Corporation
                               FHA Insured Mortgage
                               Loans, (MBIA), 7.25%,
                               7/1/24                   $   1,022,012
Aaa       AAA            750   Ohio Capital Corporation
                               FHA Insured Mortgage
                               Loans, (MBIA), 6.50%,
                               1/1/25                         767,108
Aaa       AAA          1,100   Ohio Capital Corporation
                               MFMR-Horizon Apts.
                               (MBIA), 6.50%, 1/1/23        1,137,664
                                                        -------------
                                                        $   2,926,784
                                                        -------------
                               INSURED - IDR/IDB - 2.6%
Aaa       AAA        $ 7,000   Ohio Air Quality
                               Development Authority,
                               JMG Funding, L.P.
                               Project, (AMBAC), (AMT),
                               6.375%, 1/1/29           $   7,318,220
                                                        -------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED - LEASE - 0.2%
Aaa       AAA        $ 1,000   Ohio Higher Education,
                               University of Dayton,
                               (FGIC), 0%, 12/1/06      $     591,200
                                                        -------------
                               INSURED - SPECIAL TAX REVENUE - 0.5%
Aaa       AAA        $ 2,110   Hudson Local School
                               District, (FGIC), 0%,
                               12/15/09                 $   1,033,605
Aaa       AAA          1,000   Hudson Local School
                               District, (FGIC), 0%,
                               12/15/10                       460,880
                                                        -------------
                                                        $   1,494,485
                                                        -------------
                               INSURED - UTILITIES - 2.2%
Aaa       AAA        $ 1,650   Cleveland Public Power
                               System, (MBIA), 7.00%,
                               11/15/17                 $   1,815,792
Aaa       AAA          2,000   Cuyahoga County Medical
                               Center Utility System
                               (AMT) (MBIA), 6.10%,
                               8/15/15                      2,029,960
Aaa       AAA          2,300   Puerto Rico Electric
                               Power Authority, (FSA),
                               Variable, 7/1/02 (1)         2,469,671
                                                        -------------
                                                        $   6,315,423
                                                        -------------
                               LIFE CARE - 1.7%
Aa        NR         $ 1,995   Franklin County,
                               Kensington Place
                               Project, 6.75%,
                               1/1/34 (2)               $   2,056,945
Aa2       NR           1,000   Hamilton,
                               Hospital-Episcopal
                               Retirement Home, 6.80%,
                               1/1/08                       1,085,900
NR        BBB-         1,800   Marion, Health
                               Care-United Church Home,
                               6.30%, 11/15/15              1,768,464
                                                        -------------
                                                        $   4,911,309
                                                        -------------
                               NURSING HOMES - 1.2%
NR        NR         $ 3,100   Green County-Fairview
                               Extended Care, 10.125%,
                               1/1/11                   $   3,508,208
                                                        -------------
                               SPECIAL TAX REVENUE - 3.7%
Baa1      A          $ 3,000   Puerto Rico Highway &
                               Transportation
                               Authority, 6.625%,
                               7/1/12                   $   3,184,740
Baa1      A             5000   Puerto Rico Highway &
                               Transportation
                               Authority, 5.25%, 7/1/20     4,617,100
Baa1      A             3000   Puerto Rico Highway &
                               Transportation
                               Authority, 5.00%, 7/1/36     2,620,260
                                                        -------------
                                                        $  10,422,100
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               TRANSPORTATION - 2.0%
NR        BBB        $ 5,630   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23    $   5,732,577
                                                        -------------
                               UTILITIES - 5.0%
NR        BBB        $ 5,500   Guam Power Authority,
                               5.25%, 10/1/13 (3)       $   4,966,500
A1        A+           1,935   Ohio State Air Quality
                               Development Authority,
                               6.10%, 9/1/30                1,970,352
Baa1      BBB+           360   Puerto Rico Electric
                               Power Authority, 7.125%,
                               7/1/14                         385,697
Baa1      BBB+        20,165   Puerto Rico Electric
                               Power Authority, 0%,
                               7/1/17                       5,879,913
NR        NR           1,000   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                       1,058,840
                                                        -------------
                                                        $  14,261,302
                                                        -------------
                               WATER & SEWER REVENUE - 1.0%
NR        NR         $   800   Mahoning Valley Sanitary
                               District, 7.80%,
                               12/15/08                 $     836,040
NR        NR             950   Mahoning Valley Sanitary
                               District, 7.80%,
                               12/15/09                       990,081
NR        NR           1,000   City of Vermilion, Ohio
                               Water System, 7.25%,
                               8/15/15                      1,070,350
                                                        -------------
                                                        $   2,896,471
                                                        -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $271,985,967)      $ 284,743,905
                                                        ===============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 31.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.1% to 9.1% of total investments.

                       See notes to financial statements.

                       Rhode Island Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               EDUCATION - 5.2%
Aa1       AA          $1,500   Rhode Island Health and
                               Educational Building
                               Corporation, Brown
                               University, 5.375%,
                               9/1/23                    $  1,413,585
A         NR             750   Rhode Island Student Loan
                               Authority, (AMT), 5.60%,
                               12/1/12                        715,433
                                                         ------------
                                                         $  2,129,018
                                                         ------------
                               ELECTRIC UTILITY - 1.6%
Baa1      BBB+        $  710   Puerto Rico Electric
                               Power Authority, 5.00%,
                               7/1/12                    $    655,259
                                                         ------------
                               ESCROWED - 2.0%
Aaa       AAA         $  550   Rhode Island Depositors
                               Economic Protection
                               Corporation, (MBIA),
                               5.25%, 8/1/21             $    533,791
NR        NR             270   Rhode Island Depositors
                               Economic Protection
                               Corporation, 5.75%,
                               8/1/21                         268,210
                                                         ------------
                                                         $    802,001
                                                         ------------
                               GENERAL OBLIGATIONS
                               (LOCAL) - 0.5%
Baa       NR          $  210   West Warwick, 6.80%,
                               7/15/98                   $    212,986
                                                         ------------
                               GENERAL OBLIGATIONS
                               (TERRITORY) - 4.4%
NR        BBB         $  750   Government of Guam,
                               5.40%, 11/15/18           $    679,913
Baa1      A            1,250   Puerto Rico Aqueduct &
                               Sewer Authority, 5.00%,
                               7/1/19                       1,128,812
                                                         ------------
                                                         $  1,808,725
                                                         ------------
                               HOSPITALS - 7.8%
NR        AA          $1,500   Rhode Island Health and
                               Educational Building
                               Corporation, Landmark
                               Medical Center, 5.875%,
                               10/1/19                   $  1,473,090
NR        A            1,015   Rhode Island Health and
                               Educational Building
                               Corporation, Butler
                               Hospital, 5.125%, 1/1/08       965,316
Baa       BBB            830   Rhode Island Health and
                               Educational Building
                               Corporation, Westerly
                               Hospital, 6.00%, 7/1/14        772,547
                                                         ------------
                                                         $  3,210,953
                                                         ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               HOUSING - 16.3%
Aa        AA+         $1,550   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, (AMT),
                               6.60%, 10/1/25            $  1,594,888
Aa        AA+            100   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, (AMT),
                               6.70%, 10/1/12                 104,458
Aa        AA+            270   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, 6.70%,
                               10/1/14                        283,130
Aa        AA+            875   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, (AMT),
                               6.80%, 10/1/25 (2)             910,954
Aa        AA+          1,000   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, (AMT),
                               7.10%, 10/1/23               1,038,970
Aa        AA+          2,000   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, (AMT),
                               7.55%, 10/1/22               2,123,500
Aa        AA+             35   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, (AMT),
                               7.875%, 10/1/22                 36,608
Aa        AA+            500   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, (MBIA),
                               6.20%, 10/1/06                 515,915
Aa        AA+             95   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, 6.85%,
                               4/1/27                          99,188
                                                         ------------
                                                         $  6,707,611
                                                         ------------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE - 1.2%
Baa3      BB+         $  500   Puerto Rico Port
                               Authority, American
                               Airlines, Inc. (AMT),
                               6.30%, 6/1/23             $    506,260
                                                         ------------
                               INSURED COLLEGES AND
                               UNIVERSITIES - 13.7%
Aaa       AAA         $1,000   Rhode Island Health and
                               Educational Building,
                               Providence College Issue
                               (MBIA), 5.60%, 11/1/15    $    970,310
Aaa       AAA            730   Rhode Island Health and
                               Educational Building,
                               Providence College Issue
                               (MBIA), 5.60%, 11/1/22         700,048

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED COLLEGES AND
                               UNIVERSITIES - (CONTINUED)
Aaa       AAA          2,200   Rhode Island Health and
                               Educational Building,
                               University of Rhode
                               Island (MBIA), 5.25%,
                               9/15/23                      2,005,366
NR        AAA            500   Rhode Island Health and
                               Educational Building,
                               Johnson & Wales, (CLEE)
                               6.00%, 4/1/17                  504,540
Aaa       AAA          1,500   Rhode Island Health and
                               Educational Building,
                               RISD, (MBIA), 5.625%,
                               6/1/26                       1,446,465
                                                         ------------
                                                         $  5,626,729
                                                         ------------
                               INSURED GENERAL
                               OBLIGATIONS - 17.0%
Aaa       AAA         $1,500   Kent County Water
                               Authority, (MBIA), 6.35%,
                               7/15/14                   $  1,592,985
Aaa       AAA          1,000   Rhode Island Depositors
                               Economic Protection
                               Corporation, (MBIA),
                               5.80%, 8/1/09                1,032,840
Aaa       AAA          1,000   Rhode Island Depositors
                               Economic Protection
                               Corporation, 5.80%,
                               8/1/12                       1,016,510
Aaa       AAA          2,000   Rhode Island Clean Water
                               Revolving Fund Series A,
                               (MBIA), 5.875%, 10/1/15      2,017,280
Aaa       AAA          1,480   Rhode Island Port
                               Authority and Economic
                               Development Corporation
                               Airport, (FSA), 5.25%,
                               7/1/23                       1,329,291
                                                         ------------
                                                         $  6,988,906
                                                         ------------
                               INSURED GENERAL OBLIGATIONS
                               (LOCAL) - 2.5%
Aaa       AAA         $1,000   Cranston, Rhode Island,
                               (MBIA), 6.10%, 6/15/15    $  1,040,290
                                                         ------------
                               INSURED GENERAL OBLIGATION
                               (TERRITORY) - 0.6%
Aaa       AAA         $  250   Puerto Rico, Public
                               Improvement Bonds of
                               1992, Yield Curve Notes
                               (AMBAC), Variable, 7/1/15
                               (1)                       $    254,125
                                                         ------------
                               INSURED HOUSING - 6.2%
Aaa       AAA         $  850   Providence Housing
                               Development Corporation
                               Mortgage, (Barbara Jordan
                               Apartments) (MBIA),
                               6.50%, 7/1/09             $    880,915

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Aaa       AAA          1,075   Villa Excelsior Housing
                               Development Corporation
                               Mortgage (MBIA), 6.75%,
                               1/1/19                       1,125,622
Aaa       AAA            500   Villa Excelsior Housing
                               Development Corporation
                               Mortgage (MBIA), 6.85%,
                               1/1/24                         525,305
                                                         ------------
                                                         $  2,531,842
                                                         ------------
                               INSURED LEASE/CERTIFICATE OF
                               PARTICIPATION - 4.8%
Aaa       AAA         $  800   City of Pawtucket, Public
                               Building Authority,
                               (FSA), 5.75%, 3/15/14     $    805,184
Aaa       AAA            590   Providence Rhode Island
                               Public Building
                               Authority, Feinstein
                               School (MBIA), 5.25%,
                               12/15/13                       559,845
Aaa       AAA            630   Providence Rhode Island
                               Public Building
                               Authority, Feinstein
                               School (MBIA), 5.25%,
                               12/15/14                       596,723
                                                         ------------
                                                         $  1,961,752
                                                         ------------
                               INSURED WATER & SEWER - 4.0%
Aaa       AAA         $  350   Rhode Island Clean Water,
                               Water Pollution Control,
                               (MBIA), 5.40%, 10/1/15    $    340,281
Aaa       AAA            500   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.85%, 10/1/09         511,000
Aaa       AAA            750   Rhode Island Clean Water,
                               Safe Drinking Water
                               (AMBAC), 6.70%, 1/1/15         813,307
                                                         ------------
                                                         $  1,664,588
                                                         ------------
                               INSURED SPECIAL TAX - 6.4%
Aaa       AAA         $3,000   Convention Center
                               Authority of Rhode
                               Island, (MBIA), 5.58%,
                               5/15/20                   $  2,651,130
                                                         ------------
                               MISCELLANEOUS - 1.8%
Baa1      A-          $  230   Rhode Island Depositors
                               Economic Protection
                               Corporation, 5.75%,
                               8/1/21                    $    213,930
NR        BBB            500   Guam Airport Authority,
                               (AMT), Series 93-B,
                               6.70%, 10/1/23                 509,110
                                                         ------------
                                                         $    723,040
                                                         ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               SPECIAL TAX - 4.0%
Baa       BBB-        $1,500   City of Providence,
                               Special Obligation Tax
                               Increment Bonds, 7.65%,
                               6/1/16                    $  1,637,236
                                                         ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $40,355,643)        $ 41,112,451
                                                         =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 54.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.6% to 46.3% of total investments.

                       See notes to financial statements

                       West Virginia Municipals Portfolio
                 Portfolio of Investments - September 30, 1996

--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENT - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               ELECTRIC UTILITIES - 11.2%
NR        BBB        $   750   Guam Power Authority,
                               5.25%, 10/1/13           $     677,250
NR        BBB            500   Guam Power Authority,
                               5.25%, 10/1/23                 436,355
A2        A            2,000   Harrison, West Virginia
                               PCR (Monongahela Power
                               Company Harrison
                               Station), 6.75%, 8/1/24      2,105,380
A3        BBB+         1,000   Mason, West Virginia PCR
                               (Appalachian Power Co.),
                               6.85%, 6/1/22                1,055,250
                                                        -------------
                                                        $   4,274,235
                                                        -------------
                               ESCROWED - 2.0%
Aaa       AAA        $ 2,500   Kanawha-Putnam, West
                               Virginia Single Family
                               Mortgage (AMBAC), 0%,
                               12/1/16                  $     759,125
                                                        -------------
                               GENERAL OBLIGATION - 1.0%
NR        BBB        $   400   Guam General Obligation,
                               5.375%, 11/15/13         $     366,248
                                                        -------------
                               HOSPITALS - 10.6%
NR        BBB+       $ 1,750   Berkeley, West Virginia
                               Building Commission
                               (City Hospital), 6.50%,
                               11/1/22                  $   1,758,592
Baa1      NR             350   Princeton, West Virginia
                               (Community Hospital),
                               6.00%, 5/1/18                  330,600
A1        NR           1,000   West Virginia HFA
                               (Charleston Area Medical
                               Center), 6.50%, 9/1/23       1,041,920
A1        NR             875   West Virginia HFA
                               (Charleston Area Medical
                               Center), 6.50%, 9/1/16         914,585
                                                        -------------
                                                        $   4,045,697
                                                        -------------
                               HOUSING - 1.2%
Aa1       AA+        $   500   West Virginia Housing
                               Development Finance,
                               5.55%, 5/1/17            $     472,455
                                                        -------------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE/POLLUTION CONTROL
                               REVENUE - 20.2%
A2        A          $ 2,000   Braxton, West Virginia
                               Solid Waste
                               (Weyerhaeuser) (AMT),
                               6.50%, 4/1/25            $   2,053,520
NR        A-           1,375   Jefferson, West Virginia
                               IDR (Royal Vendors,
                               Incorporated), (AMT),
                               5.90%, 8/1/04                1,397,233

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Baa2      BBB            300   Kanawha, West Virginia
                               IDR (Union Carbide
                               Chemicals and Plastics
                               Company), (AMT) 8.00%,
                               8/1/20                         326,283
A2        NR           1,500   Puerto Rico IM&E
                               (American Home Products
                               Corporation), 5.10%,
                               12/1/18                      1,371,570
Baa3      BB+          1,025   Puerto Rico Port
                               Authority (American
                               Airlines) (AMT), 6.30%,
                               6/1/23                       1,037,832
Baa3      BB+            500   Puerto Rico Port
                               Authority (American
                               Airlines) (AMT), 6.25%,
                               6/1/26                         505,724
NR        NR           1,000   Upshur, West Virginia
                               Solid Waste (TJI
                               Project) (AMT), 7.00%,
                               7/15/25                      1,029,590
                                                        -------------
                                                        $   7,721,752
                                                        -------------
                               INSURED EDUCATION - 7.3%
Aaa       AAA        $ 1,150   West Virginia State
                               College System (AMBAC),
                               6.00%, 4/1/12, (2)       $   1,187,812
Aaa       AAA            550   West Virginia State
                               University System
                               (AMBAC), 6.00%, 4/1/12         568,084
Aaa       AAA          1,000   West Virginia State
                               University (Marshall
                               Library) (AMBAC), 5.75%,
                               4/1/16                       1,003,120
                                                        -------------
                                                        $   2,759,016
                                                        -------------
                               INSURED ELECTRIC UTILITIES - 6.1%
Aaa       AAA        $   750   Marshall, West Virginia
                               PCR (Ohio Power Kammer
                               Plant) (MBIA), 5.45%,
                               7/1/14                   $     730,800
Aaa       AAA            880   Mason, West Virginia PCR
                               (Ohio Power Company)
                               (AMBAC), 5.45%, 12/1/16        850,687
Aaa       AAA            250   Puerto Rico Electric
                               Power Authority (FSA),
                               Variable, 7/1/03, (1)          271,113
Aaa       AAA            500   Putnam, West Virginia
                               PCR (Appalachian Power
                               Company) (AMBAC), 5.45%,
                               6/1/19                         480,475
                                                        -------------
                                                        $   2,333,075
                                                        -------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
                               INSURED GENERAL OBLIGATION - 6.8%
Aaa       AAA        $   745   Berkeley, West Virginia
                               Board of Education
                               (FGIC), 4.125%, 6/1/10   $     636,521
Aaa       AAA          1,000   West Virginia (FGIC),
                               5.75%, 11/1/21               1,011,230
Aaa       AAA          1,000   West Virginia (FGIC),
                               5.25%, 11/1/26                 942,400
                                                        -------------
                                                        $   2,590,151
                                                        -------------
                               INSURED HOSPITAL - 12.2%
Aaa       AAA        $ 1,100   West Virginia HFA
                               (Linked Bulls & Bears)
                               (MBIA), 6.10%, 1/1/18    $   1,119,173
Aaa       AAA          2,000   West Virginia HFA
                               (University Hospital)
                               (MBIA), 5.00%, 6/1/16        1,796,300
Aaa       AAA          1,300   West Virginia HFA
                               (Cabell Huntington
                               Hospital) (AMBAC),
                               6.25%, 1/1/19                1,364,974
Aaa       AAA            350   West Virginia HFA
                               (Charleston Area Medical
                               Center) (MBIA), 5.75%,
                               9/1/13                         351,103
                                                        -------------
                                                        $   4,631,550
                                                        -------------
                               INSURED TRANSPORTATION - 2.2%
Aaa       AAA        $ 1,250   West Virginia Parkways
                               Economic Development and
                               Tourism Authority
                               (FGIC), 0%, 5/15/04      $     830,538
                                                        -------------
                               INSURED WATER & SEWER - 15.9%
Aaa       AAA        $ 1,250   Berkeley, West Virginia
                               Public Service District
                               Sewer (MBIA), 5.75%,
                               10/1/25                  $   1,248,238
NR        AAA            500   Crab Orchard-MacArthur,
                               West Virginia Sewerage
                               (AMBAC), 5.50%, 10/1/25        480,414
Aaa       AAA            750   Greenbrier, West
                               Virginia Public Service
                               District Sewer (MBIA),
                               5.625%, 10/1/19                739,058
Aaa       AAA            500   Huntington, West
                               Virginia Sewerage System
                               (FSA), 5.375%, 11/1/23         469,180
                         500   Parkersburg, West
                               Virginia Waterworks and
                               Sewer (FSA), 5.80%,
                               9/1/19                         502,100

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
---------------------------------------------------------------
Aaa       AAA          2,000   West Virginia Water
                               Development (Loan
                               Program II) (FSA),
                               5.25%, 11/1/35               1,827,680
Aaa       AAA            750   West Virginia Water
                               Development (Loan
                               Program II) (FSA),
                               6.00%, 11/1/14                 772,238
                                                        -------------
                                                        $   6,038,908
                                                        -------------
                               NURSING HOMES - 2.0%
NR        NR         $   745   Kanawha, West Virginia
                               IDR (Beverly
                               Enterprises), 7.25%,
                               11/1/04                  $     754,365
                                                        -------------
                               SPECIAL TAX REVENUE - 1.3%
Baa1      A          $   500   Puerto Rico Highway and
                               Transportation
                               Authority, 5.50%, 7/1/15 $     489,650
                                                        -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $37,357,087)       $  38,066,765
                                                        =============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 52.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 9.0% to 17.6% of total investments.

                       See notes to financial statements

                             Municipals Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1996
--------------------------------------------------------------------------------

                                                       CALIFORNIA       FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                      ------------    ------------    -------------    -----------
ASSETS:
  Investments --
     Identified cost                                  $337,396,359    $560,837,654    $259,784,548     $23,820,442
     Unrealized appreciation                            25,997,282      34,682,152      16,561,293       1,309,790
                                                      ------------    ------------    ------------     -----------
  Total investments, at value (Note 1A)               $363,393,641    $595,519,806    $276,345,841     $25,130,232
  Cash                                                   1,251,461      10,859,556             337         139,652
  Receivable for daily variation margin on open
     financial futures contracts (Note 1E)                  84,375         223,875          78,469           5,906
  Receivable for investments sold                          --           13,871,030         --               20,541
  Interest receivable                                    5,874,698      13,150,484       5,203,030         472,839
  Deferred organization expenses (Note 1D)                   8,923          12,242           7,209           1,077
                                                      ------------    ------------    ------------     -----------
       Total assets                                   $370,613,098    $633,636,993    $281,634,886     $25,770,247
                                                      ------------    ------------    ------------     -----------
LIABILITIES:
  Demand note payable (Note 5)                        $    --         $    --         $    484,000     $   --
  Payable for investments purchased                        --            9,245,000         --              488,071
  Payable to affiliates --
     Trustees' fees (Note 2)                                 4,213           5,213           3,712             417
  Accrued expenses                                          18,690          12,779          17,938           2,198
                                                      ------------    ------------    ------------     -----------
       Total liabilities                              $     22,903    $  9,262,992    $    505,650     $   490,686
                                                      ------------    ------------    ------------     -----------
NET ASSETS applicable to investors' interest in
  Portfolio                                           $370,590,195    $624,374,001    $281,129,236     $25,279,561
                                                      ============    ============    ============     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                      $345,003,950    $591,109,319    $264,876,671     $23,998,544
  Unrealized appreciation of investments and
     financial futures contracts (computed on the
     basis of identified cost)                          25,586,245      33,264,682      16,252,565       1,281,017
                                                      ------------    ------------    ------------     -----------
       Total                                          $370,590,195    $624,374,001    $281,129,236     $25,279,561
                                                      ============    ============    ============     ===========

                       See notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1996
--------------------------------------------------------------------------------

                                                      NEW YORK          OHIO        RHODE ISLAND    WEST VIRGINIA
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ------------    ------------    ------------    -------------
ASSETS:
  Investments --
     Identified cost                                $559,321,735    $271,985,967    $40,355,643      $37,357,087
     Unrealized appreciation                          34,303,444      12,757,938        756,808          709,678
                                                    ------------    ------------    -----------      -----------
  Total investments, at value (Note 1A)             $593,625,179    $284,743,905    $41,112,451      $38,066,765
  Cash                                                   382,818       2,624,350        232,372          704,250
  Receivable for daily variation margin on open
     financial futures contracts (Note 1E)               145,969          76,500         13,500           11,250
  Receivable for investments sold                         80,000          50,041        --               --
  Interest receivable                                 10,316,594       5,216,871        810,371          723,533
  Deferred organization expenses (Note 1D)                 8,608           5,345          1,107            1,105
                                                    ------------    ------------    -----------      -----------
       Total assets                                 $604,559,168    $292,717,012    $42,169,801      $39,506,903
                                                    ------------    ------------    -----------      -----------
LIABILITIES:
  Payable to affiliates --
     Trustees' fees (Note 2)                        $      5,213    $      3,713    $       417      $       417
  Accrued expenses                                        24,435          42,483          2,205            5,695
                                                    ------------    ------------    -----------      -----------
       Total liabilities                            $     29,648    $     46,196    $     2,622      $     6,112
                                                    ------------    ------------    -----------      -----------
NET ASSETS applicable to investors' interest in
  Portfolio                                         $604,529,520    $292,670,816    $42,167,179      $39,500,791
                                                    ============    ============    ===========      ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                    $570,585,516    $280,397,239    $41,443,615      $38,876,976
  Unrealized appreciation of investments and
     financial futures contracts (computed on the
     basis of identified cost)                        33,944,004      12,273,577        723,564          623,815
                                                    ------------    ------------    -----------      -----------
       Total                                        $604,529,520    $292,670,816    $42,167,179      $39,500,791
                                                    ============    ============    ===========      ===========

                       See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1996
--------------------------------------------------------------------------------

                                                        CALIFORNIA       FLORIDA      MASSACHUSETTS    MISSISSIPPI
                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -----------    -----------    -------------    -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                             $25,401,268    $41,738,135     $18,541,089     $1,654,970
                                                        -----------    -----------     -----------     ----------
  Expenses --
     Investment adviser fee (Note 2)                    $ 1,942,811    $ 3,123,150     $ 1,343,099     $   55,976
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)            17,811         20,749          15,864          1,623
     Custodian fee (Note 1J)                                173,498        208,454         136,510         16,731
     Legal and accounting services                           43,579         41,453          35,453         24,384
     Bond pricing                                           --             --              --               5,597
     Amortization of organization expenses (Note 1D)          5,640          8,853           5,223            623
     Miscellaneous                                           54,538        133,570          67,101          3,417
                                                        -----------    -----------     -----------     ----------
       Total expenses                                   $ 2,237,877    $ 3,536,229     $ 1,603,250     $  108,351
                                                        -----------    -----------     -----------     ----------
  Deduct --
     Reduction of investment adviser fee (Note 2)       $   --         $   --          $   --          $   27,990
     Reduction of custodian fee (Note 1J)                    41,453        208,454          28,177          8,361
                                                        -----------    -----------     -----------     ----------
       Total                                            $    41,453    $   208,454     $    28,177     $   36,351
                                                        -----------    -----------     -----------     ----------
          Net expenses                                  $ 2,196,424    $ 3,327,775     $ 1,575,073     $   72,000
                                                        -----------    -----------     -----------     ----------
            Net investment income                       $23,204,844    $38,410,360     $16,966,016     $1,582,970
                                                        -----------    -----------     -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) --
     Investment transactions (identified cost basis)    $ 5,804,250    $ 7,700,894     $ 3,401,693     $  358,232
     Financial futures contracts                         (1,261,311)    (1,995,643)       (305,415)       (51,938 )
                                                        -----------    -----------     -----------     ----------
       Net realized gain                                $ 4,542,939    $ 5,705,251     $ 3,096,278     $  306,294
                                                        -----------    -----------     -----------     ----------
  Change in unrealized appreciation (depreciation) --
     Investments                                        $ 1,694,189    $   874,146     $  (962,702)    $  147,107
     Financial futures contracts                           (237,538)    (1,417,469)       (204,628)        (1,013 )
                                                        -----------    -----------     -----------     ----------
       Net unrealized appreciation (depreciation)       $ 1,456,651    $  (543,323)    $(1,167,330)    $  146,094
                                                        -----------    -----------     -----------     ----------
          Net realized and unrealized gain              $ 5,999,590    $ 5,161,928     $ 1,928,948     $  452,388
                                                        -----------    -----------     -----------     ----------
            Net increase in net assets from
               operations                               $29,204,434    $43,572,288     $18,894,964     $2,035,358
                                                        ===========    ===========     ===========     ==========

                       See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1996
--------------------------------------------------------------------------------

                                                       NEW YORK         OHIO        RHODE ISLAND    WEST VIRGINIA
                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                      -----------    -----------    ------------    -------------
INVESTMENT INCOME:
  Interest income (Note 1B)                           $38,971,505    $19,254,005     $2,535,637      $ 2,312,518
                                                      -----------    -----------     ----------       ----------
  Expenses --
     Investment adviser fee (Note 2)                  $ 2,932,032    $ 1,404,951     $  108,803      $    95,361
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)          20,749         16,357          1,543            1,622
     Custodian fee (Note 1J)                              195,496        150,137         23,340           26,173
     Interest expense (Note 5)                            --             130,578        --               --
     Legal and accounting services                         41,684         36,530         24,437           24,430
     Amortization of organization expenses (Note
       1D)                                                  6,313          3,971            637              633
     Miscellaneous                                         83,059         20,008         10,971           17,951
                                                      -----------    -----------     ----------       ----------
       Total expenses                                 $ 3,279,333    $ 1,762,532     $  169,731      $   166,170
                                                      -----------    -----------     ----------       ----------
  Deduct --
     Reduction of investment adviser fee (Note 2)     $   --         $   --          $   53,561      $   --
     Reduction of custodian fee (Note 1J)                 169,999         47,356         11,507           15,840
                                                      -----------    -----------     ----------       ----------
       Total                                          $   169,999    $    47,356     $   65,068      $    15,840
                                                      -----------    -----------     ----------       ----------
          Net expenses                                $ 3,109,334    $ 1,715,176     $  104,663      $   150,330
                                                      -----------    -----------     ----------       ----------
            Net investment income                     $35,862,171    $17,538,829     $2,430,974      $ 2,162,188
                                                      -----------    -----------     ----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) --
     Investment transactions (identified cost
       basis)                                         $ 5,500,573    $ 2,797,956     $   40,116      $  (141,935)
     Financial futures contracts                       (1,445,211)      (672,364)      (167,078)          14,161
                                                      -----------    -----------     ----------       ----------
       Net realized gain (loss)                       $ 4,055,362    $ 2,125,592     $ (126,962)     $  (127,774)
                                                      -----------    -----------     ----------       ----------
  Change in unrealized appreciation
     (depreciation) --
     Investments                                      $ 2,600,470    $   766,247     $  705,345      $   877,300
     Financial futures contracts                            3,422       (484,361)         4,227          (78,550)
                                                      -----------    -----------     ----------       ----------
       Net unrealized appreciation                    $ 2,603,892    $   281,886     $  709,572      $   798,750
                                                      -----------    -----------     ----------       ----------
          Net realized and unrealized gain            $ 6,659,254    $ 2,407,478     $  582,610      $   670,976
                                                      -----------    -----------     ----------       ----------
            Net increase in net assets from
               operations                             $42,521,425    $19,946,307     $3,013,584      $ 2,833,164
                                                      ===========    ===========     ==========       ==========

                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1996
--------------------------------------------------------------------------------

                                                    CALIFORNIA         FLORIDA       MASSACHUSETTS     MISSISSIPPI
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                         $  23,204,844    $  38,410,360    $ 16,966,016      $ 1,582,970
     Net realized gain                                 4,542,939        5,705,251       3,096,278          306,294
     Change in unrealized appreciation
       (depreciation)                                  1,456,651         (543,323)     (1,167,330 )        146,094
                                                   -------------    -------------    ------------     ------------
       Net increase in net assets from
          operations                               $  29,204,434    $  43,572,288    $ 18,894,964      $ 2,035,358
                                                   -------------    -------------    ------------     ------------
  Capital transactions --
     Contributions                                 $  20,317,562    $  35,149,563    $ 16,336,133      $ 1,623,996
     Withdrawals                                     (89,601,939)    (166,550,986)    (56,272,108 )     (7,372,753)
                                                   -------------    -------------    ------------     ------------
       Decrease in net assets resulting from
          capital transactions                     $ (69,284,377)   $(131,401,423)   $(39,935,975 )    $(5,748,757)
                                                   -------------    -------------    ------------     ------------
          Total decrease in net assets             $ (40,079,943)   $ (87,829,135)   $(21,041,011 )    $(3,713,399)
NET ASSETS:
  At beginning of year                               410,670,138      712,203,136     302,170,247       28,992,960
                                                   -------------    -------------    ------------     ------------
  At end of year                                   $ 370,590,195    $ 624,374,001    $281,129,236      $25,279,561
                                                   =============    =============    ============     ============
-------------------------------------------------------------------------------------------------------------------

                                                     NEW YORK           OHIO         RHODE ISLAND     WEST VIRGINIA
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                         $  35,862,171    $  17,538,829    $  2,430,974      $ 2,162,188
     Net realized gain (loss)                          4,055,362        2,125,592        (126,962 )       (127,774)
     Change in unrealized appreciation                 2,603,892          281,886         709,572          798,750
                                                   -------------    -------------    ------------     ------------
       Net increase in net assets from
          operations                               $  42,521,425    $  19,946,307    $  3,013,584      $ 2,833,164
                                                   -------------    -------------    ------------     ------------
  Capital transactions --
     Contributions                                 $  36,583,799    $  11,748,362    $  5,557,065      $ 3,463,423
     Withdrawals                                    (127,312,013)     (58,040,501)     (9,309,437 )     (7,630,857)
                                                   -------------    -------------    ------------     ------------
       Decrease in net assets resulting from
          capital transactions                     $ (90,728,214)   $ (46,292,139)   $ (3,752,372 )    $(4,167,434)
                                                   -------------    -------------    ------------     ------------
          Total decrease in net assets             $ (48,206,789)   $ (26,345,832)   $   (738,788 )    $(1,334,270)
NET ASSETS:
  At beginning of year                               652,736,309      319,016,648      42,905,967       40,835,061
                                                   -------------    -------------    ------------     ------------
  At end of year                                   $ 604,529,520    $ 292,670,816    $ 42,167,179      $39,500,791
                                                   =============    =============    ============     ============

                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                    CALIFORNIA         FLORIDA       MASSACHUSETTS     MISSISSIPPI
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                         $  26,176,138    $  43,615,848    $ 17,915,854      $ 1,761,923
     Net realized loss                               (23,050,795)     (22,866,182)    (15,667,434 )     (2,036,920)
     Change in unrealized appreciation                33,475,523       54,420,669      23,987,414        3,242,877
                                                   -------------    -------------    ------------      -----------
       Net increase in net assets from
          operations                               $  36,600,866    $  75,170,335    $ 26,235,834      $ 2,967,880
                                                   -------------    -------------    ------------      -----------
  Capital transactions --
     Contributions                                 $  39,676,667    $  64,327,943    $ 27,917,577      $ 4,982,661
     Withdrawals                                    (110,738,796)    (199,418,295)    (60,522,944 )     (8,434,232)
                                                   -------------    -------------    ------------      -----------
       Decrease in net assets resulting from
          capital transactions                     $ (71,062,129)   $(135,090,352)   $(32,605,367 )    $(3,451,571)
                                                   -------------    -------------    ------------      -----------
          Total decrease in net assets             $ (34,461,263)   $ (59,920,017)   $ (6,369,533 )    $  (483,691)
NET ASSETS:
  At beginning of year                               445,131,401      772,123,153     308,539,780       29,476,651
                                                   -------------    -------------    ------------      -----------
  At end of year                                   $ 410,670,138    $ 712,203,136    $302,170,247      $28,992,960
                                                   =============    =============    ============      ===========
-------------------------------------------------------------------------------------------------------------------

                                                     NEW YORK           OHIO         RHODE ISLAND     WEST VIRGINIA
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                         $  38,506,539    $  18,465,329    $  2,410,958      $ 2,332,643
     Net realized loss                               (19,277,660)      (7,231,426)     (1,392,005 )     (1,158,097)
     Change in unrealized appreciation                43,043,554       20,963,434       2,874,743        2,810,543
                                                   -------------    -------------    ------------      -----------
       Net increase in net assets from
          operations                               $  62,272,433    $  32,197,337    $  3,893,696      $ 3,985,089
                                                   -------------    -------------    ------------      -----------
  Capital transactions --
     Contributions                                 $  61,423,633    $  24,237,228    $  9,514,698      $ 3,302,492
     Withdrawals                                    (126,606,533)     (61,829,470)     (8,622,345 )     (6,925,830)
                                                   -------------    -------------    ------------      -----------
       Increase (decrease) in net assets
          resulting from capital transactions      $ (65,182,900)   $ (37,592,242)   $    892,353      $(3,623,338)
                                                   -------------    -------------    ------------      -----------
          Total increase (decrease) in net
            assets                                 $  (2,910,467)   $  (5,394,905)   $  4,786,049      $   361,751
NET ASSETS:
  At beginning of year                               655,646,776      324,411,553      38,119,918       40,473,310
                                                   -------------    -------------    ------------      -----------
  At end of year                                   $ 652,736,309    $ 319,016,648    $ 42,905,967      $40,835,061
                                                   =============    =============    ============      ===========

                       See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                             CALIFORNIA PORTFOLIO                                FLORIDA PORTFOLIO
                                 --------------------------------------------     -----------------------------------------------
                                                  YEAR ENDED                                        YEAR ENDED
                                 --------------------------------------------     -----------------------------------------------
                                         SEPTEMBER 30,              MARCH 31,                      SEPTEMBER 30,
                                 ------------------------------     ---------     -----------------------------------------------
                                   1996       1995     1994****      1994***        1996         1995         1994        1993*
                                 --------   --------   --------     ---------     --------     --------     --------     --------
RATIOS (As a percentage of
  average daily net assets):
  Net expenses (1)                  0.57%      0.59%     0.57% +       0.55% +       0.52%        0.55%        0.48%        0.47%+
  Net expenses after custodian
    fee reduction                   0.56%      0.58%     --            --            0.49%        0.52%        --           --
  Net investment income             5.93%      6.22%     6.09% +       5.72% +       5.67%        5.94%        5.65%        5.53%+
NET ASSETS, end of year (000
  omitted)                       $370,590   $410,763   $445,131     $467,259      $624,374     $712,203     $772,123     $772,422
PORTFOLIO TURNOVER                    14%        58%       40%           91%           51%          61%          57%          55%

--------------------------------------------------------------------------------

                                           MASSACHUSETTS PORTFOLIO                             MISSISSIPPI PORTFOLIO
                                 --------------------------------------------     -----------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,                          YEAR ENDED SEPTEMBER 30,
                                 --------------------------------------------     -----------------------------------------------
                                   1996       1995       1994         1993*         1996         1995         1994        1993**
                                 --------   --------   --------     ---------     --------     --------     --------     --------
RATIOS (As a percentage of
  average daily net assets):++
  Net expenses (1)                  0.55%      0.56%     0.51%         0.49% +       0.29%        0.27%        0.05%        0.00%+
  Net expenses after custodian
    fee reduction                   0.54%      0.53%     --            --            0.26%        0.23%        --           --
  Net investment income             5.77%      6.00%     5.74%         5.72% +       5.77%        5.97%        5.67%        4.49%+
NET ASSETS, end of year (000
  omitted)                       $281,129   $302,170   $308,540     $290,613      $ 25,280     $ 28,993     $ 29,477     $ 11,233
PORTFOLIO TURNOVER                    51%        87%       53%           38%           12%          52%          38%          11%

++The operating expenses of the Mississippi Portfolio reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of
  average daily net assets):
  Expenses (1)                                                                       0.40%        0.39%        0.32%        0.25%+
  Expenses after custodian fee reduction                                             0.37%        0.35%        --           --
  Net investment income                                                              5.66%        5.85%        5.40%        4.24%+
    + Annualized.
    * For the period from the start of business, February 1, 1993, to September 30, 1993.
   ** For the period from the start of business, June 11, 1993, to September 30, 1993.
  *** For the period from the start of business, May 3, 1993 to March 31, 1994.
 **** For the six months ended September 30, 1994. The Portfolio changed its fiscal year from March 31 to September 30, effective September 30, 1994.
  (1) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before September 30, 1994 have not been adjusted to reflect this change.

                       See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                              NEW YORK PORTFOLIO                                  OHIO PORTFOLIO
                                 --------------------------------------------     -----------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,                          YEAR ENDED SEPTEMBER 30,
                                 --------------------------------------------     -----------------------------------------------
                                   1996       1995       1994        1993**         1996         1995         1994        1993*
                                 --------   --------   --------     ---------     --------     --------     --------     --------
RATIOS (As a percentage of
  average daily net assets):
  Net expenses (1)                  0.52%      0.54%     0.48%         0.48% +       0.57%        0.57%        0.51%        0.49%+
  Net expenses after custodian
    fee reduction                   0.49%      0.51%     --            --            0.56%        0.55%        --           --
  Net investment income             5.64%      5.97%     5.70%         5.64% +       5.69%        5.80%        5.61%        5.61%+
NET ASSETS, end of year (000
  omitted)                       $604,530   $652,736   $655,647     $648,807      $292,671     $319,017     $324,412     $298,092
PORTFOLIO TURNOVER                    47%        55%       47%           37%           35%          51%          31%          24%

--------------------------------------------------------------------------------

                                            RHODE ISLAND PORTFOLIO                            WEST VIRGINIA PORTFOLIO
                                 --------------------------------------------     -----------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,                          YEAR ENDED SEPTEMBER 30,
                                 --------------------------------------------     -----------------------------------------------
                                   1996       1995       1994        1993**         1996         1995         1994        1993*
                                 --------   --------   --------     ---------     --------     --------     --------     --------
RATIOS (As a percentage of
  average daily net assets):++
  Net expenses (1)                  0.27%      0.29%     0.12%         0.00% +       0.42%        0.31%        0.10%        0.00%+
  Net expenses after custodian
    fee reduction                   0.24%      0.25%        --            --         0.38%        0.29%           --           --
  Net investment income             5.69%      5.96%     5.64%         4.86% +       5.41%        5.81%        5.52%        4.50%+
NET ASSETS, end of year (000
  omitted)                       $ 42,167   $ 42,906   $38,120      $ 16,981      $ 39,501     $ 40,835     $ 40,473     $ 24,760
PORTFOLIO TURNOVER                    25%        42%       42%           23%           43%          19%          39%          19%

++The operating expenses of the Rhode Island and West Virginia Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of
  average daily net assets):
  Expenses (1)                      0.40%      0.41%     0.33%         0.26% +                    0.39%        0.33%        0.21%+
  Expenses after custodian fee
    reduction                       0.37%      0.37%     --            --                         0.37%        --           --
  Net investment income             5.56%      5.84%     5.43%         4.60% +                    5.73%        5.29%        4.30%+
   + Annualized.
   * For the period from the start of business, February 1, 1993, to September 30, 1993.
  ** For the period from the start of business, June 11, 1993, to September 30, 1993.
 (1) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before September 30, 1994 have not been adjusted to reflect this change.

                       See notes to financial statements

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES--The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS--Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. OPTIONS ON FINANCIAL FUTURES CONTRACTS--Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H. OTHER--Investment transactions are accounted for on a trade date basis.

I. USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting

--------------------------------------------------------------------------------

principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

J. EXPENSE REDUCTION--Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of expenses in the statements of operations.

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1996, each Portfolio paid advisory fees as follows:

    PORTFOLIO          AMOUNT           EFFECTIVE RATE*
------------------   ----------         ----------------
California           $1,942,811               0.50%
Florida               3,123,150               0.46%
Massachusetts         1,343,099               0.46%
Mississippi              55,976               0.20%
New York              2,932,032               0.46%
Ohio                  1,404,951               0.46%
Rhode Island            108,803               0.25%
West Virginia            95,361               0.24%

* Advisory fees paid as a percentage of average daily net assets.

To enhance the net income of the Mississippi Portfolio and the Rhode Island Portfolio, BMR made a reduction in its fee in the amount of $27,990 and $53,561, respectively, for the year ended September 30, 1996. Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1996, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 1996 were as follows:

                                                     CALIFORNIA       FLORIDA       MASSACHUSETTS     MISSISSIPPI
                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------    ------------    -------------    -------------
Purchases                                           $ 54,079,902    $342,367,214    $147,661,742      $ 3,314,865
Sales                                                106,027,565     450,625,807     169,737,557        7,067,480

                                                      NEW YORK          OHIO        RHODE ISLAND     WEST VIRGINIA
                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------    ------------    -------------    -------------
Purchases                                           $301,869,050    $107,686,903    $ 10,268,065      $16,700,245
Sales                                                359,091,966     143,159,361      11,564,173       19,323,806

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1996, as computed on a federal income tax basis, are as follows:

                                                     CALIFORNIA       FLORIDA       MASSACHUSETTS     MISSISSIPPI
                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------    ------------    -------------    -------------
Aggregate Cost                                      $337,396,359    $560,837,654    $259,803,177      $23,820,442
                                                    ============    ============     ===========       ==========
Gross unrealized appreciation                       $ 26,461,163    $ 36,660,431    $ 16,636,591      $ 1,326,127
Gross unrealized depreciation                            463,881       1,978,279          93,927           16,337
                                                    ------------    ------------     -----------       ----------
     Net unrealized appreciation                    $ 25,997,282    $ 34,682,152    $ 16,542,664      $ 1,309,790
                                                    ============    ============     ===========       ==========

                                                      NEW YORK          OHIO        RHODE ISLAND     WEST VIRGINIA
                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------    ------------    -------------    -------------
Aggregate Cost                                      $559,386,220    $271,985,967    $ 40,355,643      $37,359,901
                                                    ==============  ==============  ================ ===============
Gross unrealized appreciation                       $ 35,018,432    $ 12,978,340    $  1,111,293      $   926,299
Gross unrealized depreciation                            779,473         220,402         354,485          219,435
                                                    ------------    ------------    -------------    -------------
     Net unrealized appreciation                    $ 34,238,959    $ 12,757,938    $    756,808      $   706,864
                                                    ==============  ==============  ================ ===============

--------------------------------------------------------------------------------
(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter.

For the year ended September 30, 1996, the Ohio Portfolio had an average daily loan balance of $1,757,500 and the average interest rate was 7.43%. The maximum loan balance outstanding at any month end during the year ended September 30, 1996 was $5,303,000 for the Ohio Portfolio. The remaining Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1996.

--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 1996, were as follows:

                  FUTURES CONTRACTS                                               NET UNREALIZED
  PORTFOLIO        EXPIRATION DATE             CONTRACTS             POSITION      DEPRECIATION
--------------    -----------------     ------------------------     --------     --------------
California              12/96           300 U.S. Treasury Bonds        Short        $  411,037
Florida                 12/96           796 U.S. Treasury Bonds        Short         1,417,470
Massachusetts           12/96           279 U.S. Treasury Bonds        Short           308,728
Mississippi             12/96            21 U.S. Treasury Bonds        Short            28,773
New York                12/96           519 U.S. Treasury Bonds        Short           359,440
Ohio                    12/96           272 U.S. Treasury Bonds        Short           484,361
Rhode Island            12/96            48 U.S. Treasury Bonds        Short            33,244
West Virginia           12/96            40 U.S. Treasury Bonds        Short            85,863

At September 30, 1996, each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
24 Federal Street
Boston, MA 02110


FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537


TRANSFER AGENT
First Data Investor Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110